UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 103.3%
Asset-Backed Commercial Paper — 7.2%
Apreco LLC 2.71% due 10/01/08*	$250,000	$250,000
CAFCO LLC 2.51% due 10/22/08	250,000	249,635
Chariot Funding LLC 2.45% due 10/01/08*	250,000	250,000
Yorktown Capital LLC 2.46% due 10/07/08*	250,000	249,898

Total Asset-Backed Commercial Paper
(amortized cost $999,533)		999,533

Certificates of Deposit — 23.7%
Abbey National Treasury Services 2.72% due 11/03/08	200,000	200,000
American Express Bank FSB 2.77% due 10/06/08	200,000	200,000
Bank of America NA 3.01% due 03/04/09	200,000	200,000
Barclays Bank PLC 2.78% due 11/13/08	200,000	200,000
BNP Paribas New York Branch 3.07% due 01/28/09	200,000	200,000
Calyon New York Branch 3.05% due 02/05/09	250,000	250,000
Chase Bank USA NA 2.78% due 12/30/08	200,000	200,000
Citibank New York Branch 2.75% due 12/02/08	200,000	200,000
Credit Suisse New York Branch 3.05% due 01/20/09	200,000	200,000
DnB NOR Bank ASA New York Branch 3.06% due 03/05/09	250,000	250,010
HSBC Bank USA NA 3.00% due 01/14/09	200,000	200,000
Rabobank Nederland New York Branch 2.97% due 02/23/09	200,000	199,996
Royal Bank of Scotland 2.79% due 11/18/08	200,000	200,003
Societe Generale New York Branch 2.79% due 11/10/08	200,000	200,000
Svenska Handelsbanken New York Branch 2.70% due 12/12/08	200,000	200,000
UBS AG Stamford Branch 2.85% due 11/14/08	200,000	200,000

Total Certificates of Deposit
(amortized cost $3,300,009)		3,300,009

Commercial Paper — 10.7%
3M Co. 2.06% due 10/06/08	400,000	399,885
Danske Corp. 3.05% due 02/23/09*	250,000	246,979
General Electric Capital Corp. 2.53% due 10/21/08	400,000	399,438
Toyota Motor Credit Corp. 2.55% due 12/04/08	250,000	248,867
Westpac Banking Corp. 2.83% due 10/17/08*	200,000	199,751

Total Commercial Paper
(amortized cost $1,494,920)		1,494,920

Corporate Notes — 0.8%
Procter & Gamble Co. Senior Notes 2.84% due 09/09/09 (1) (amortized cost $105,000)	105,000	105,000

U.S. Government Agencies — 60.9%
Federal Home Loan Bank Disc. Notes
1.95% due 10/01/08	705,000	705,000
2.12% due 11/18/08	360,000	358,987
2.26% due 02/27/09	300,000	297,169
2.34% due 10/08/08	300,000	299,864
2.41% due 10/17/08	890,000	889,142
2.47% due 10/24/08	500,000	499,217
2.47% due 12/15/08	145,000	144,245
2.54% due 11/19/08	235,000	234,194
2.62% due 12/17/08	175,000	174,008
2.88% due 03/17/09	175,000	172,646
3.14% due 12/29/08	175,000	175,000
Federal Home Loan Mtg. Corp. Disc. Notes
2.01% due 02/09/09	300,000	297,817
2.35% due 10/06/08	55,000	54,982
2.39% due 10/27/08	145,000	144,752
2.40% due 10/14/08	500,000	499,569
2.49% due 11/17/08	200,000	199,355
2.59% due 12/16/08	310,000	308,318
Federal National Mtg. Assoc. Disc. Notes
2.01% due 12/26/08	300,000	298,567
2.36% due 10/15/08	315,000	314,713
2.38% due 10/08/08	705,000	704,675
2.51% due 11/12/08	220,000	219,358
2.57% due 10/17/08	787,000	786,108
2.73% due 01/12/09	155,000	153,803
2.80% due 02/11/09	215,000	212,808
2.89% due 03/04/09	325,000	321,038

Total U.S. Government Agencies
(amortized cost $8,465,335)		8,465,335

Total Short-Term Investment Securities — 103.3% (amortized cost $14,364,797)		14,364,797

TOTAL INVESTMENTS — (amortized cost $14,364,797) (2)	103.3%	14,364,797
Liabilities in excess of other assets	(3.3)	(463,860)

NET ASSETS	100.0%	$13,900,937

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $1,196,628 representing 8.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(2)	See Note 3 for cost of investments on a tax basis.

Industry Allocation
U.S. Government Agencies	60.9%
Commercial Banks	23.7
Special Purpose Entity	7.2
Diversified Manufacturing Operations	2.9
Diversified Financial Services	2.9
Finance-Other Services	1.8
Finance-Auto Loans	1.8
Mortgage Banks	1.4
Cosmetics & Toiletries	0.7

103.3%

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 13.9%
Diversified Financial Services — 13.9%
Advanta Business Card Master Trust Series 2006-A7, Class A7 3.21% due 10/20/12(1)	$3,405,000	$3,226,113
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17(2)	5,015,000	4,204,063
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(2)(3)	7,000,000	6,334,724
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	2,969,402
Bear Stearns Adjustable Rate Mtg. Trust Series 2005-3, Class 2A1 5.08% due 06/25/35(3)(4)	2,906,180	2,377,894
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)(3)	5,000,000	4,632,024
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	4,685,589
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,550,502
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	2,470,000	2,212,074
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/01/38(2)	1,465,000	1,149,566
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	4,745,000	4,223,296
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.62% due 03/11/39(2)(3)	3,870,000	3,478,476
BMW Vehicle Lease Trust Series 2007-1, Class A2A 4.64% due 11/16/09	4,831,943	4,831,350
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,228,139
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	7,000,000	6,958,417
Citibank Credt Card Issuance Trust Series 2007, Class A8 5.70% due 09/20/19	4,975,000	4,705,076
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	4,700,000	4,311,803
Commercial Mtg. Pass Through Certs. Series 2005-C6, Class A5A 5.12% due 06/10/44(2)(3)	4,650,000	4,205,965
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(2)(3)	9,500,000	8,586,502
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	3,000,000	3,061,900
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-22, Class 2A1 5.26% due 11/25/35(1)(4)	892,052	667,263
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class A3 5.47% due 09/15/39(2)	2,695,000	2,425,920
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.61% due 12/15/15(2)(3)	4,200,000	3,768,468
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	5,000,000	4,480,835
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	1,100,843	1,093,438
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	475,117	474,555
Ford Credit Auto Owner Trust Series 2006-B, Class A3 5.26% due 10/15/10	3,642,400	3,648,820
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)(3)	4,650,000	4,225,662
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	4,500,000	4,060,481
GSR Mtg. Loan Trust Series 2006-AR1, Class 3A1 5.40% due 01/25/36(1)(4)	2,855,214	2,419,120
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	2,915,030
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	2,182,506	2,161,629
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	3,999,325
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(2)(3)	2,930,000	2,653,834

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)(3)	4,700,000	4,155,693
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	5,000,000	4,171,328
JP Morgan Mtg. Trust Series 2005-A7, Class 1A4 5.00% due 10/25/35(3)(4)	3,927,600	3,588,837
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(2)	4,700,000	4,229,752
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	536,571	500,019
MBNA Credit Card Master Note Trust Series 2003-A11, Class A11 3.65% due 03/15/11	2,335,000	2,333,864
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,126,817
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(3)	4,700,000	4,232,133
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)(3)	2,215,000	1,855,750
Morgan Stanley Capital I Series 2007-T25, Class A3 5.51% due 11/12/49(2)(3)	5,000,000	4,231,142
Nissan Auto Lease Trust Series 2006-A, Class A3 5.11% due 03/15/10	2,501,140	2,495,263
Nissan Auto Receivables Owner Trust Series 2006-A, Class A4 4.77% due 07/15/11	1,325,000	1,319,431
Residential Accredit Loans, Inc. Series 2005-QA2, Class NB2 5.23% due 02/25/35(3)(4)	2,553,616	2,044,379
USAA Auto Owner Trust Series 2005-3, Class A4 4.63% due 05/15/12	1,700,000	1,675,784
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,221,903
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	4,170,017
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(1)(4)	2,156,286	1,858,442
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36(1)(4)	3,188,071	2,461,995
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)(4)	3,900,590	3,199,902

Total Asset Backed Securities
(cost $194,790,087)		178,799,706

CORPORATE BONDS & NOTES — 11.3%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,711,711	2,576,363

Banks-Commercial — 0.0%
US Bancorp Sub. Debentures 7.50% due 06/01/26	400,000	407,891

Banks-Fiduciary — 0.4%
The Bank of New York Co., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	4,921,075

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	1,903,102

Banks-Super Regional — 0.5%
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	4,851,455
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	1,839,555

		6,691,010

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,061,680

Diversified Financial Services — 1.0%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	2,863,293
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	5,746,236
General Electric Capital Corp. Notes 6.75% due 03/15/32	5,000,000	4,173,430

		12,782,959

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,634,312
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	609,790
Peco Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,371,744

		3,615,846

Finance-Consumer Loans — 0.6%
Household Finance Corp. Notes 6.38% due 10/15/11	5,000,000	4,947,495
John Deere Capital Corp. Notes 4.88% due 10/15/10	2,625,000	2,639,466

		7,586,961

Finance-Investment Banker/Broker — 1.8%
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	4,521,279
Credit Suisse First Boston USA, Inc. Notes 4.88% due 01/15/15	2,435,000	2,173,683
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,006,011
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	6,300,000	5,675,172
Morgan Stanley Notes 5.45% due 01/09/17	5,000,000	3,101,535
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	1,774,468
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	1,815,845

		23,067,993

Finance-Other Services — 0.3%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	3,736,679

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Bonds 7.38% due 02/15/24*	5,000,000	5,346,040
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,505,880

		7,851,920

Insurance-Multi-line — 0.9%
General Reinsurance Corp. Debentures 9.00% due 09/12/09	5,000,000	5,176,435
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	5,000,000	3,769,655
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,300,000	3,010,276

		11,956,366

Insurance-Property/Casualty — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,177,420

Medical-Drugs — 0.3%
Merck & Co., Inc. Notes 5.13% due 11/15/11	4,000,000	4,177,356

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,644,820

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,132,698

Schools — 0.8%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,135,791
Stanford University Sec. Debentures 6.88% due 02/01/24	5,000,000	5,719,650

		10,855,441

Special Purpose Entities — 0.4%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	577,552
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,807,700	4,915,360

		5,492,912

Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	430,000	352,114
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,088,650

		5,440,764

Telephone-Integrated — 0.7%
AT&T, Inc. Notes 6.45% due 06/15/34	3,040,000	2,608,442

AT&T, Inc. Notes 6.80% due 05/15/36	950,000	837,207
BellSouth Corp. Bonds 6.55% due 06/15/34	4,865,000	4,170,910
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,618,373

		9,234,932

Transport-Services — 0.8%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,640,227	3,734,679
United Parcel Service, Inc. Debentures Series MTNA 8.38% due 04/01/20	5,000,000	6,207,895

		9,942,574

Total Corporate Bonds & Notes
(cost $156,537,658)		145,258,762

FOREIGN CORPORATE BONDS & NOTES — 1.2%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	3,079,369	3,275,925

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Notes 5.75% due 10/17/16*	4,725,000	4,584,568

Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,006,161

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 5.88% due 10/27/16*	1,385,000	1,264,206

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	2,913,399

Total Foreign Corporate Bonds & Notes
(cost $15,577,093)		16,044,259

MUNICIPAL BONDS & NOTES — 1.4%
U.S. Municipal Bonds & Notes — 1.4%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,597,900
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,676,674
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,575,916
Sonoma County, California Pension Obligation Series A 3.24% due 12/01/08	3,730,000	3,730,037
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,549,350

Total U.S. Municipal Bonds & Notes
(cost $18,656,412)		18,129,877

U.S. GOVERNMENT AGENCIES — 62.4%
Federal Farm Credit Bank — 2.0%
4.88% due 01/14/11*	24,800,000	25,641,327

Federal Home Loan Bank — 3.6%
3.50% due 12/10/10	21,275,000	21,301,807
4.88% due 11/18/11	11,375,000	11,753,230
5.13% due 08/14/13	13,000,000	13,534,118

		46,589,155

Federal Home Loan Mtg. Corp. — 11.1%
4.50% due 08/01/35	834,291	790,522
4.50% due 09/01/35	80,590	76,362
4.50% due 10/01/35	3,607,518	3,418,375
4.50% due 12/01/35	3,732,230	3,536,429
4.75% due 01/18/11	8,725,000	9,020,682
5.00% due 09/01/35	1,539,809	1,502,817
5.00% due 10/01/35	7,194,070	7,018,987
5.00% due 11/01/35	16,744,724	16,337,821
5.00% due 12/01/35	1,990,349	1,942,167
5.00% due 02/01/36	12,407,208	12,108,960
5.00% due 05/01/36	247,951	242,149
5.00% due 06/01/36	229,908	224,385
5.00% due October TBA	14,750,000	14,367,415
5.50% due 10/01/37	14,000,001	14,096,237
5.50% due 01/01/38	3,753,158	3,778,961
5.50% due 02/01/38	13,999,999	14,096,249
6.00% due 06/01/34	92,173	93,683
6.00% due 08/01/35	524,464	531,658
6.00% due 01/01/36	73,846	74,859
6.00% due 06/01/36	8,470,653	8,594,700
6.00% due 08/01/36	3,266,982	3,310,263
6.00% due 09/01/36	13,555,012	13,734,590
6.00% due 10/01/36	3,262,246	3,312,182
6.00% due 11/01/36	712,354	721,792
6.00% due 12/01/36	9,177,877	9,299,465
7.50% due 05/01/27	6,823	7,413
14.75% due 03/01/10	1,341	1,478

Federal Home Loan Mtg. Corp.
REMIC
Series 2630, Class KN 2.50% due 04/15/13(4)	996,874	995,803

		143,236,404

Federal National Mtg. Assoc. — 17.3%
3.88% due 07/12/13	6,800,000	6,666,074
4.50% due 08/01/35	4,235,597	4,012,827
4.50% due 09/01/35	12,523,394	11,864,730
4.50% due 12/01/35	50,997	48,315
5.00% due 01/01/17	127,914	128,575
5.00% due 02/01/17	55,333	55,619
5.00% due 10/01/17	5,839,903	5,866,420
5.00% due 11/01/17	840,915	844,733
5.00% due 12/01/17	431,671	433,632
5.00% due 01/01/18	1,040,383	1,045,106
5.00% due 02/01/18	2,215,537	2,223,593
5.00% due 05/01/18	188,804	189,425
5.00% due 06/01/18	20,077,294	20,143,780
5.00% due 09/01/18	400,009	401,384
5.00% due 10/01/18	2,011,554	2,018,174
5.00% due 11/01/18	1,212,970	1,216,961
5.00% due 12/01/18	5,735,997	5,754,872
5.00% due 01/01/19	2,671,517	2,680,324
5.00% due 02/01/19	4,413,323	4,419,766
5.00% due 03/01/19	6,123,483	6,125,916
5.00% due 04/01/19	5,777,191	5,780,978
5.00% due 05/01/19	5,240,679	5,242,272
5.00% due 06/01/19	3,818,584	3,819,216
5.00% due 09/01/19	192,140	192,172
5.00% due 10/01/19	1,142,632	1,142,821
5.00% due 11/01/19	1,695,714	1,695,994
5.00% due 12/01/19	2,253,983	2,254,355
5.00% due 06/01/33	92,016	89,949
5.00% due 07/01/33	2,084,537	2,037,714
5.00% due 11/01/33	687,047	671,614
5.00% due 03/01/34	4,787,338	4,679,805
5.00% due 05/01/34	1,325,928	1,294,901
5.00% due 06/01/34	736,605	719,369
5.00% due 09/01/34	3,035,080	2,964,060
5.00% due 07/01/35	7,698,877	7,513,915
5.00% due 08/01/35	6,726,192	6,564,601
5.00% due 09/01/35	4,512,063	4,403,663
5.00% due 10/01/35	2,745,288	2,679,334
5.00% due 04/01/38	795	756
5.00% due 05/01/38	10,116	9,607
5.00% due 06/01/38	17,766	16,895
5.50% due 08/01/35	5,440,087	5,432,515
5.50% due 10/01/35	1,304,864	1,303,048
5.50% due 11/01/35	3,048,331	3,044,088
5.50% due 12/01/35	207,110	206,823
5.50% due 04/01/36	22,549	22,517
5.50% due 10/01/36	7,027,339	7,014,263
5.50% due 11/01/36	1,766,719	1,763,432
5.50% due 01/01/37	1,830,134	1,826,728
5.50% due 02/01/37	24,523	24,476
5.50% due 03/01/37	216,781	216,366
5.50% due 04/01/37	5,471,173	5,460,685
5.50% due 05/01/37	2,131,024	2,126,938
5.50% due 06/01/37	30	29
5.50% due 07/01/37	4,191	4,015
5.50% due 08/01/37	1,899,363	1,819,604
5.50% due 12/01/37	1,165	1,142
5.50% due 04/01/38	52,743	51,688
5.50% due 06/01/38	99,280	96,751
5.50% due 07/01/38	9,870	9,619
6.00% due 06/01/35	149,387	151,787
6.00% due 09/01/35	224,262	227,478
6.00% due 11/01/35	37,536	38,074
6.00% due 05/01/36	386,921	392,349
6.00% due 07/01/36	66,837	67,775
6.00% due 10/01/37	914,931	927,715
6.00% due 11/01/37	5,735,816	5,815,964
6.00% due 12/01/37	34,918,607	35,406,528
6.50% due 07/01/36	8,296,441	8,516,540
6.50% due 10/01/36	279,765	287,187
6.50% due October TBA	11,119,216	11,400,666

		223,571,007

Government National Mtg. Assoc. — 27.4%
5.00% due 07/15/33	8,022,052	7,887,683
5.00% due 10/15/33	641,900	631,148
5.00% due 11/15/33	570,363	560,810
5.00% due 12/15/33	127,564	125,427
5.00% due 01/15/34	1,008,687	991,318
5.00% due 02/15/34	546,904	537,488
5.00% due 03/15/34	489,779	481,345
5.00% due 05/15/34	62,434	61,379
5.00% due 11/15/34	19,491,922	19,161,081
5.00% due 01/15/35	162,538	159,762
5.00% due 03/15/35	215,247	211,474
5.00% due 06/15/35	158,475	155,697
5.00% due 08/15/35	1,098,441	1,079,184
5.00% due 09/15/35	1,536,228	1,509,297
5.00% due 10/15/35	940,415	923,930
5.00% due 11/15/35	2,597,708	2,552,168
5.00% due 12/15/35	2,049,872	2,013,936
5.00% due 01/15/36	1,073,778	1,054,619
5.00% due 02/15/36	334,694	328,722
5.00% due 03/15/36	2,748,991	2,699,936
5.00% due 04/15/36	2,585,006	2,538,881
5.00% due 05/15/36	1,237,236	1,215,160
5.00% due 07/15/36	2,130,424	2,092,410
5.00% due 08/15/36	120,508	118,358
5.00% due 09/15/36	941,566	924,854
5.00% due 11/15/36	99,154	97,385
5.00% due 07/15/37	1,311,772	1,288,160
5.00% due 08/15/37	483,973	475,261
5.00% due 10/15/37	125,298	126,002
5.00% due 11/15/37	390,792	383,758
5.00% due 01/15/38	91,869	90,215
5.00% due 02/15/38	4,958,125	4,868,879
5.00% due 03/15/38	864,003	848,451
5.00% due 04/15/38	13,998,360	13,740,559
5.00% due 05/15/38	20,926,507	20,549,830

5.00% due 06/15/38	34,923,996	34,295,366
5.00% due 07/15/38	55,885,677	54,891,082
5.00% due 08/15/38	9,289,811	9,122,595
5.00% due 09/15/38	11,564,435	11,356,275
5.50% due 10/15/32	182,511	183,318
5.50% due 11/15/32	284,750	286,008
5.50% due 12/15/32	392,259	393,991
5.50% due 01/15/33	6,571,465	6,596,382
5.50% due 02/15/33	8,364,456	8,396,171
5.50% due 03/15/33	6,116,753	6,139,946
5.50% due 05/15/33	833,486	836,647
5.50% due 06/15/33	604,490	606,782
5.50% due 07/15/33	72,464	72,739
5.50% due 08/15/33	374,600	376,020
5.50% due 09/15/33	1,290,384	1,295,276
5.50% due 10/15/33	134,145	134,654
5.50% due 11/15/33	960,065	963,705
5.50% due 01/15/34	1,002,376	1,005,706
5.50% due 02/15/34	770,945	773,506
5.50% due 03/15/34	5,322,184	5,339,868
5.50% due 04/15/34	212,197	212,902
5.50% due 05/15/34	286,793	287,744
5.50% due 06/15/34	721,163	723,559
5.50% due 07/15/34	263,084	263,958
5.50% due 08/15/34	113,494	113,871
5.50% due 09/15/34	4,736,013	4,751,750
5.50% due 10/15/34	3,564,855	3,576,702
5.50% due 04/15/36	189,281	189,762
5.50% due 01/15/37	27,405,158	27,474,813
5.50% due 04/15/37	27,013,614	27,080,902
5.50% due 06/15/37	27,013,515	27,082,174
5.50% due 07/15/37	9,105,966	9,129,110
6.00% due 03/15/28	42,019	42,861
6.00% due 06/15/28	20,431	20,841
6.00% due 08/15/28	103,723	105,802
6.00% due 09/15/28	87,520	89,274
6.00% due 10/15/28	98,328	100,299
6.00% due 11/15/28	24,844	25,342
6.00% due 12/15/28	299,320	305,692
6.00% due 03/15/29	4,597	4,686
6.00% due 04/15/29	11,477	11,699
6.00% due 07/15/31	5,293	5,393
6.00% due 01/15/32	55,011	56,027
6.00% due 02/15/32	2,441	2,486
6.00% due 07/15/32	27,233	27,736
6.00% due 09/15/32	36,566	37,241
6.00% due 10/15/32	1,045,239	1,064,554
6.00% due 11/15/32	45,465	46,305
6.00% due 01/15/33	9,091	9,257
6.00% due 02/15/33	139,588	142,124
6.00% due 03/15/33	183,728	187,066
6.00% due 04/15/33	210,530	214,354
6.00% due 05/15/33	184,266	187,613
6.00% due 12/15/33	146,043	148,717
6.00% due 08/15/34	26,373	26,836
6.00% due 09/15/34	531,867	541,197
6.00% due 10/15/34	304,142	309,477
6.50% due 07/15/09	667	674
6.50% due 04/15/11	799	834
6.50% due 01/15/12	8,153	8,503
6.50% due 02/15/12	4,961	5,175
6.50% due 10/15/12	7,006	7,307
6.50% due 11/15/12	15,527	16,195
6.50% due 01/15/13	7,087	7,394
6.50% due 05/15/13	20,368	21,248
6.50% due 01/15/14	72,281	75,420
6.50% due 02/15/14	4,733	4,938
6.50% due 03/15/14	142,680	148,876
6.50% due 04/15/14	122,113	127,416
6.50% due 05/15/14	175,294	182,908
6.50% due 06/15/14	5,272	5,501
6.50% due 07/15/14	4,180	4,362
6.50% due 08/15/14	128,377	133,952
6.50% due 10/15/14	295	308
6.50% due 05/15/23	9,947	10,227
6.50% due 06/15/23	13,743	14,130
6.50% due 07/15/23	64,585	66,401
6.50% due 08/15/23	11,345	11,664
6.50% due 10/15/23	60,838	62,550
6.50% due 11/15/23	109,894	112,984
6.50% due 12/15/23	214,577	220,611
6.50% due 03/15/26	51,212	52,778
6.50% due 02/15/27	9,046	9,319
6.50% due 12/15/27	5,647	5,819
6.50% due 01/15/28	73,325	75,570
6.50% due 02/15/28	83,481	86,034
6.50% due 03/15/28	179,116	184,528
6.50% due 04/15/28	145,662	150,114
6.50% due 05/15/28	255,822	263,646
6.50% due 06/15/28	294,442	303,445
6.50% due 07/15/28	294,799	303,817
6.50% due 08/15/28	267,665	275,851
6.50% due 09/15/28	323,659	333,554
6.50% due 10/15/28	798,140	822,549
6.50% due 11/15/28	212,221	218,616
6.50% due 12/15/28	284,636	293,296
6.50% due 01/15/29	5,786	5,959
6.50% due 02/15/29	69,083	71,147
6.50% due 03/15/29	53,043	54,632
6.50% due 04/15/29	54,872	56,516
6.50% due 05/15/29	197,146	203,053
6.50% due 06/15/29	78,884	81,248
6.50% due 03/15/31	17,313	17,821
6.50% due 04/15/31	76,105	78,328
6.50% due 05/15/31	386,400	397,705
6.50% due 06/15/31	326,404	335,979
6.50% due 07/15/31	567,127	583,763
6.50% due 08/15/31	196,642	202,408
6.50% due 09/15/31	329,413	339,076
6.50% due 10/15/31	404,603	416,381
6.50% due 11/15/31	94,041	96,799
6.50% due 12/15/31	38,648	39,782
6.50% due 01/15/32	556,484	572,461
6.50% due 02/15/32	162,185	166,841
6.50% due 03/15/32	2,130	2,191
6.50% due 04/15/32	169,876	174,753
6.50% due 05/15/32	407,448	419,147
7.00% due 03/15/09	531	543
7.00% due 09/15/10	2,008	2,083

7.00% due 01/15/11	7,646	8,006
7.00% due 03/15/11	19,308	20,218
7.00% due 04/15/11	2,771	2,901
7.00% due 05/15/11	16,817	17,610
7.00% due 07/15/11	20,237	21,191
7.00% due 08/15/11	3,157	3,305
7.00% due 09/15/11	43,217	45,252
7.00% due 11/15/11	12,004	12,569
7.00% due 12/15/11	38,226	40,025
7.00% due 01/15/12	42,519	44,828
7.00% due 12/15/12	17,773	18,738
7.00% due 11/15/31	462,078	485,561
7.00% due 03/15/32	90,284	94,929
7.00% due 01/15/33	115,315	121,206
7.00% due 05/15/33	313,804	329,788
7.00% due 07/15/33	229,336	241,000
8.00% due 09/15/29	6,914	7,588
8.00% due 10/15/29	509	559
8.00% due 11/15/29	10,149	11,138
8.00% due 12/15/29	23,847	26,170
8.00% due 01/15/30	33,080	36,313
8.00% due 03/15/30	1,054	1,157
8.00% due 04/15/30	124,341	136,494
8.00% due 06/15/30	2,462	2,702
8.00% due 08/15/30	27,552	30,245
8.00% due 09/15/30	32,926	36,144
8.00% due 10/15/30	6,110	6,707
8.00% due 11/15/30	15,259	16,750
8.00% due 12/15/30	6,269	6,882
8.00% due 02/15/31	93,525	102,659
8.00% due 03/15/31	34,666	38,051
10.00% due 03/20/14	4,594	5,097
10.00% due 06/20/14	1,884	2,090
10.00% due 07/20/14	5,042	5,594
10.00% due 04/20/16	16,111	18,112
10.00% due 05/20/16	7,840	8,813
10.00% due 08/20/16	2,238	2,515
10.00% due 01/20/17	5,614	6,342
10.00% due 02/20/17	4,960	5,604
10.00% due 03/20/17	9,848	11,066
12.00% due 01/20/16	302	353
12.75% due 07/15/14	27,597	32,122
13.50% due 09/20/14	1,625	1,915
Government National Mtg. Assoc.
REMIC
Series 2005-74, Class HB 7.50% due 09/15/35(4)	1,363,456	1,443,867
Series 2005-74, Class HA 7.50% due 09/16/35(4)	356,919	378,669
Series 2005-74, Class HC 7.50% due 09/16/35(4)	488,141	513,217

		353,499,922

Regional Authority — 0.8%
Housing Urban Development U.S. Government Guar. 5.05% due 08/01/13	10,000,000	10,380,090

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,707,753
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,353,744

		3,061,497

Total U.S. Government Agencies
(cost $801,096,364)		805,979,402

U.S. GOVERNMENT TREASURIES — 10.9%
U.S. Treasury Notes — 10.9%
2.25% due 09/30/10	18,000,000	18,005,616
2.38% due 08/31/10	61,200,000	61,668,547
2.63% due 05/31/10	39,000,000	39,435,708
4.75% due 05/31/12	19,830,000	21,309,497

Total U.S. Government Treasuries
(cost $138,506,754)		140,419,368

Total Long-Term Investment Securities
(cost $1,325,164,368)		1,304,631,374

REPURCHASE AGREEMENT — 1.1%
BNP Paribas SA Joint Repurchase Agreement (cost $14,770,000) (5)	14,770,000	14,770,000

TOTAL INVESTMENTS
(cost $1,339,934,368) (6)	102.2%	1,319,401,374
Liabilities in excess of other assets	(2.2)	(28,422,801)

NET ASSETS	100.0%	$1,290,978,573

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $44,052,930 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(4)	Collateralized Mortgage Obligation

(5)	See Note 2 for details of Joint Repurchase Agreement.

(6)	See Note 3 for cost of investments on a tax basis.

REMIC —	Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 58.8%
Advanced Materials — 0.0%
Ceradyne, Inc.†	300	$10,998

Aerospace/Defense — 0.9%
Boeing Co.	18,350	1,052,372
Esterline Technologies Corp.†	1,500	59,385
General Dynamics Corp.	9,900	728,838
Lockheed Martin Corp.	3,600	394,812
Northrop Grumman Corp.	1,200	72,648
Raytheon Co.	3,000	160,530
Spirit Aerosystems Holdings, Inc., Class A†	5,500	88,385
Teledyne Technologies, Inc.†	1,100	62,876
TransDigm Group, Inc. †	1,500	51,345

		2,671,191

Aerospace/Defense-Equipment — 0.6%
AAR Corp.†	4,100	68,019
BE Aerospace, Inc.†	1,100	17,413
Goodrich Corp.	3,000	124,800
Triumph Group, Inc.	1,000	45,710
United Technologies Corp.	23,100	1,387,386

		1,643,328

Agricultural Chemicals — 0.8%
Monsanto Co.	14,000	1,385,720
Potash Corp. of Saskatchewan, Inc.	5,600	739,256
Terra Industries, Inc.	2,600	76,440
The Mosaic Co.	1,800	122,436

		2,323,852

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,100	177,471
Bunge, Ltd.	1,500	94,770

		272,241

Airlines — 0.1%
Alaska Air Group, Inc.†	2,400	48,936
AMR Corp.†	12,900	126,678
Cathay Pacific Airways, Ltd. ADR	7,000	57,750
Continental Airlines, Inc., Class B†	9,000	150,120

		383,484

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd.(1)	23,600	52,342

Alternative Waste Technology — 0.0%
Darling International, Inc.†	2,000	22,220

Apparel Manufacturers — 0.1%
Columbia Sportswear Co.†	700	29,372
G-III Apparel Group, Ltd.†	2,000	37,420
VF Corp.	3,500	270,585

		337,377

Applications Software — 0.9%
Actuate Corp †.	6,700	23,450
Microsoft Corp.	98,300	2,623,627
Quest Software, Inc.†	3,400	43,146

		2,690,223

Athletic Footwear — 0.4%
NIKE, Inc., Class B	16,320	1,091,808

Audio/Video Products — 0.2%
Panasonic Corp. ADR	25,000	433,250

Auto-Cars/Light Trucks — 0.5%
Daimler AG	6,154	310,777
Fiat SpA ADR	13,000	173,160
Nissan Motor Co., Ltd. ADR	19,000	258,210
Toyota Motor Co. ADR	8,300	712,140

		1,454,287

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries Inc.	16,800	183,904
PACCAR, Inc.	10,218	390,226

		574,130

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	6,500	197,145
Magna International, Inc., Class A	3,600	184,284

		381,429

Banks-Commercial — 1.9%
Banco Santander SA ADR	40,000	600,800
Bank of Hawaii Corp.	3,000	160,350
Bank of Ireland ADR	7,100	161,028
Bank of Nova Scotia	13,600	626,144
Banner Corp.	230	2,762
Barclays PLC ADR	28,198	696,491
BB&T Corp.	16,357	618,295
Cascade Bancorp	200	1,778
City National Corp.	1,600	86,880
Cullen/Frost Bankers, Inc.	5,668	340,080
East West Bancorp, Inc.	2,369	32,455
F.N.B. Corp.	5,900	94,282
FirstMerit Corp.	1,960	41,160
HSBC Holdings PLC ADR	4,200	339,486
KB Financial Group, Inc. ADR†	5,000	228,450
Lloyds TSB Group PLC ADR	6,921	115,788
National Bank of Greece SA ADR	40,560	334,620
Pacific Capital Bancorp	100	2,035
Regions Financial Corp.	8,900	85,440
Royal Bank of Canada	6,000	288,120
SVB Financial Group†	200	11,584
Synovus Financial Corp.	4,500	46,575
TCF Financial Corp.	4,830	86,940
Toronto-Dominion Bank	7,800	475,722
TrustCo Bank Corp. NY	9,500	111,245
UCBH Holdings, Inc.	300	1,923
Umpqua Holding Corp.	450	6,620
Westamerica Bancorp.	106	6,098

		5,603,151

Banks-Fiduciary — 0.8%
Northern Trust Corp.	4,600	332,120
State Street Corp.	20,800	1,183,104
The Bank of New York Mellon Corp.	30,058	979,290

		2,494,514

Banks-Super Regional — 1.1%
Bank of America Corp.	18,506	647,710
PNC Financial Services Group, Inc.	8,700	649,890
US Bancorp	16,600	597,932

Wells Fargo & Co.	33,933	1,273,505

		3,169,037

Batteries/Battery Systems — 0.0%
EnerSys†	1,500	29,565

Beverages-Non-alcoholic — 1.1%
Hansen Natural Corp.†	300	9,075
PepsiCo, Inc.	1,400	99,778
The Coca-Cola Co.	59,100	3,125,208

		3,234,061

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	200	14,362
Central European Distribution Corp.†	1,000	45,410
Diageo PLC ADR	7,100	488,906

		548,678

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,800	130,900
SABMiller PLC ADR	6,200	116,560

		247,460

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	3,300	89,397

Building Products-Cement — 0.1%
CRH PLC ADR	17,000	362,440

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	4,900	40,523

Building-Mobile Home/Manufactured Housing — 0.0%
Monaco Coach Corp.	7,900	15,405

Building-Residential/Commercial — 0.0%
KB Home	700	13,776

Cable TV — 0.1%
Time Warner Cable, Inc. †	10,540	255,068

Cellular Telecom — 0.3%
NII Holdings, Inc.†	550	20,856
Vodafone Group PLC ADR	34,825	769,633

		790,489

Chemicals-Diversified — 0.4%
Bayer AG ADR	3,500	255,500
Celanese Corp., Class A	6,000	167,460
E.I. du Pont de Nemours & Co.	10,800	435,240
Huntsman Corp.	7,200	90,720
Innospec, Inc.	4,000	48,240
Rockwood Holdings, Inc. †	1,300	33,358

		1,030,518

Chemicals-Specialty — 0.2%
Cabot Corp.	9,600	305,088
Lubrizol Corp.	3,600	155,304
OM Group, Inc. †	1,700	38,250
Symyx Technologies, Inc. †	600	5,946

		504,588

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	65,448

Coal — 0.2%
Peabody Energy Corp.	11,000	495,000

Coatings/Paint — 0.1%
RPM International, Inc.	3,200	61,888
Valspar Corp.	8,300	185,007

		246,895

Commercial Services — 0.1%
Steiner Leisure, Ltd.†	3,300	113,454
TeleTech Holdings, Inc.†	3,500	43,540
Weight Watchers International, Inc.	6,000	219,600

		376,594

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	6,100	260,775
Lender Processing Services, Inc.	4,948	151,013
Mastercard, Inc., Class A	6,700	1,188,111
The Western Union Co.	50,000	1,233,500
Visa, Inc., Class A	10,800	663,012
Wright Express Corp.†	2,400	71,640

		3,568,051

Computer Aided Design — 0.1%
Ansys, Inc.†	2,100	79,527
Aspen Technology, Inc.†	5,800	73,660
Autodesk, Inc.†	700	23,485

		176,672

Computers — 2.3%
Apple, Inc. †	17,350	1,972,001
Hewlett-Packard Co.	82,200	3,800,928
International Business Machines Corp.	5,000	584,800
Research In Motion, Ltd.†	9,400	642,020

		6,999,749

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,900	62,909
Echelon Corp.†	1,738	17,171

		80,080

Computers-Memory Devices — 0.1%
NetApp, Inc.†	9,600	175,008

Computers-Periphery Equipment — 0.0%
Electronics for Imaging, Inc.†	3,055	42,556

Consulting Services — 0.1%
FTI Consulting, Inc.†	1,000	72,240
Huron Consulting Group, Inc.†	1,200	68,376
Navigant Consulting, Inc.†	4,200	83,538

		224,154

Consumer Products-Misc. — 0.1%
Clorox Co.	2,900	181,801
Tupperware Brands Corp.	3,100	85,653
WD-40 Co.†	212	7,617

		275,071

Containers-Metal/Glass — 0.1%
Owens-Illinois, Inc.†	6,000	176,400

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,000	69,540

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	31,300	1,301,141

Bare Escentuals, Inc.†	1,150	12,501
Chattem, Inc. †	1,200	93,816
Colgate-Palmolive Co.	500	37,675
Procter & Gamble Co.	5,100	355,419
The Estee Lauder Cos., Inc., Class A	6,100	304,451

		2,105,003

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	7,093	130,937

Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,200	70,312

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,400	40,656
OraSure Technologies, Inc. †	2,492	12,261

		52,917

Dialysis Centers — 0.1%
DaVita, Inc.†	1,500	85,515
Fresenuis Medical Care AG ADR	4,600	238,924

		324,439

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	400	37,948
Merit Medical Systems, Inc.†	4,500	84,465

		122,413

Distribution/Wholesale — 0.1%
Building Materials Holding Corp.	300	141
Genuine Parts Co.	9,537	383,483

		383,624

Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	1,400	112,952

Diversified Manufacturing Operations — 0.9%
Barnes Group, Inc.	3,300	66,726
General Electric Co.	28,700	731,850
Honeywell International, Inc.	12,900	535,995
Parker Hannifin Corp.	7,327	388,331
Siemens AG ADR	4,000	375,560
Teleflex, Inc.	3,658	232,246
Tomkins PLC ADR	20,000	221,400
Tyco International, Ltd.	6,600	231,132

		2,783,240

Diversified Minerals — 0.4%
Anglo American PLC ADR	16,835	281,650
BHP Billiton, Ltd. ADR	15,000	779,850

		1,061,500

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	13,250	964,070
Blue Nile, Inc.†	487	20,878

		984,948

E-Commerce/Services — 0.1%
eBay, Inc.†	8,600	192,468

E-Marketing/Info — 0.0%
comScore Inc†	4,000	70,520

Electric Products-Misc. — 0.6%
Emerson Electric Co.	36,900	1,505,151
Hitachi, Ltd. ADR	3,800	263,682

		1,768,833

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	6,000	222,180
DTE Energy Co.	5,800	232,696
E.ON AG ADR	8,500	423,725
Edison International	6,700	267,330
Enel SpA ADR	8,000	331,680
FPL Group, Inc.	12,400	623,720
Great Plains Energy, Inc.	2,300	51,106
Integrys Energy Group, Inc.	1,300	64,922
International Power PLC ADR	4,000	262,400
Northeast Utilities	8,900	228,285
Pepco Holdings, Inc.	3,400	77,894
PG&E Corp.	13,100	490,595
Progress Energy, Inc.	15,200	655,576
SCANA Corp.	2,200	85,646
Wisconsin Energy Corp.	5,100	228,990
Xcel Energy, Inc.	18,700	373,813

		4,620,558

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL	103,000	48,367
Gentex Corp.	4,100	58,630
Nam Tai Electronics, Inc.	9,400	76,798
Technitrol, Inc.	2,600	38,454

		222,249

Electronic Components-Semiconductors — 0.9%
Altera Corp.	11,000	227,480
Intel Corp.	53,600	1,003,928
Lattice Semiconductor Corp.†	200	412
LSI Corp.†	3,132	16,788
Mellanox Tecnologies Ltd†	2,600	26,858
MEMC Electronic Materials, Inc.†	20,000	565,200
Microchip Technology, Inc.	18,600	547,398
National Semiconductor Corp.	8,000	137,680
NVIDIA Corp.†	1,500	16,065
ON Semiconductor Corp.†	3,500	23,660
QLogic Corp.†	2,700	41,472
Supertex, Inc.†	600	16,896

		2,623,837

Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	5,200	20,904
Mentor Graphics Corp.†	1,000	11,350

		32,254

Electronic Forms — 0.2%
Adobe Systems, Inc. †	13,208	521,320

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.†	400	15,368
Itron, Inc.†	950	84,104
Trimble Navigation, Ltd.†	1,700	43,962

		143,434

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	8,600	225,492

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	6,800	668,576

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	3,800	717,858

Engineering/R&D Services — 0.3%
ABB, Ltd. ADR	20,000	388,000
Fluor Corp.	4,000	222,800
Jacobs Engineering Group, Inc.†	5,413	293,980

		904,780

Enterprise Software/Service — 0.3%
BMC Software, Inc.†	8,600	246,218
Informatica Corp. †	9,800	127,302
Omnicell, Inc. †	412	5,418
Oracle Corp. †	5,400	109,674
SAP AG ADR	6,300	336,609
Sybase, Inc. †	1,200	36,744

		861,965

Entertainment Software — 0.3%
Activision Blizzard, Inc.†	49,000	756,070
Electronic Arts, Inc.†	1,174	43,426

		799,496

Finance-Investment Banker/Broker — 1.7%
JPMorgan Chase & Co.	61,900	2,890,730
Nomura Holdings, Inc. ADR	30,000	392,400
The Charles Schwab Corp.	14,700	382,200
The Goldman Sachs Group, Inc.	10,500	1,344,000

		5,009,330

Food-Dairy Products — 0.0%
Dean Foods Co.†	3,600	84,096

Food-Misc. — 0.8%
B&G Foods, Inc.(2)	6,800	91,120
Cadbury PLC ADR	7,255	297,020
General Mills, Inc.	2,800	192,416
H.J. Heinz Co.	4,000	199,880
Kraft Foods, Inc., Class A	18,190	595,722
Nestle SA ADR	13,500	577,800
Ralcorp Holdings, Inc.†	500	33,705
Unilever PLC ADR	14,500	394,545
Zhongpin, Inc.†	10,000	106,300

		2,488,508

Food-Retail — 0.1%
Dairy Farm International Holdings, Ltd. ADR	2,528	63,453
Safeway, Inc.	8,700	206,364
The Kroger Co.	2,300	63,204

		333,021

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc.	2,000	52,920

Forestry — 0.6%
Plum Creek Timber Co., Inc.	4,200	209,412

Weyerhaeuser Co.	24,700	1,496,326

		1,705,738

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,200	24,192

Gas-Distribution — 0.3%
Energen Corp.	3,000	135,840
Energy Savings Income Fund	3,326	41,378
Sempra Energy	13,600	686,392
Vectren Corp.	2,600	72,410

		936,020

Health Care Cost Containment — 0.1%
McKesson Corp.	7,100	382,051

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,400	58,684

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	1,200	36,372

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	1,500	39,135
Red Lion Hotels Corp.†	10,200	81,804
Starwood Hotels & Resorts Worldwide, Inc.	900	25,326

		146,265

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	2,248	39,497
Resources Connection, Inc.†	1,964	44,249
Robert Half International, Inc.	1,500	37,125
TrueBlue, Inc.†	400	6,464

		127,335

Import/Export — 0.3%
Mitsubishi Corp. ADR	21,000	871,500

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	400	7,856

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,300	157,527

Instruments-Scientific — 0.5%
Applied Biosystems, Inc.	2,000	68,500
Dionex Corp. †	2,291	145,593
FEI Co. †	3,200	76,192
Thermo Fisher Scientific, Inc.†	21,800	1,199,000
Varian, Inc.†	2,200	94,380
Waters Corp.†	300	17,454

		1,601,119

Insurance Brokers — 0.0%
Arthur J. Gallagher & Co.	2,600	66,716

Insurance-Life/Health — 0.3%
Lincoln National Corp.	7,700	329,637
StanCorp Financial Group, Inc.	4,700	244,400
Unum Group	18,100	454,310

		1,028,347

Insurance-Multi-line — 1.5%
ACE, Ltd.	15,800	855,254
Allianz SE ADR	12,000	164,520
AXA SA ADR	19,000	620,540
Hartford Financial Services Group, Inc.	7,300	299,227
HCC Insurance Holdings, Inc.	9,228	249,156
MetLife, Inc.	16,900	946,400
The Allstate Corp.	10,276	473,929
United Fire & Casualty Co.	1,700	48,603
Zurich Financial Services AG ADR	28,000	778,400

		4,436,029

Insurance-Property/Casualty — 0.4%
Amtrust Financial Services, Inc.	5,400	73,386
Chubb Corp.	4,000	219,600
Fidelity National Financial, Inc., Class A	18,755	275,699
Mercury General Corp.	900	49,275
The Travelers Cos., Inc.	8,000	361,600
Zenith National Insurance Corp.	3,000	109,920

		1,089,480

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	25,000	1,175,000
Max Re Capital, Ltd.†	9,100	211,393

		1,386,393

Internet Application Software — 0.0%
Art Technology Group, Inc.†	11,341	39,920
eResearch Technology, Inc.†	6,300	75,033

		114,953

Internet Security — 0.2%
Symantec Corp.†	29,300	573,694
VeriSign, Inc.†	600	15,648

		589,342

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	900	40,761

Investment Companies — 0.1%
American Capital, Ltd.	7,164	182,754
Apollo Investment Corp.	6,400	109,120

		291,874

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	9,012	333,534
Franklin Resources, Inc.	9,875	870,284

		1,203,818

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,000	14,220

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,675	300,649

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	8,000	476,800

Machinery-Farming — 0.3%
Deere & Co.	17,900	886,050

Machinery-General Industrial — 0.1%
Chart Industries, Inc.†	1,000	28,560
IDEX Corp.	1,250	38,775
Middleby Corp. †	1,000	54,310
Robbins & Myers, Inc.†	1,200	37,116
The Manitowoc Co., Inc.	5,600	87,080

		245,841

Machinery-Material Handling — 0.0%
Cascade Corp.	800	35,048

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	2,400	69,480
IMS Health, Inc.	8,201	155,081

		224,561

Medical Instruments — 0.6%
Beckman Coulter, Inc.	600	42,594
Edwards Lifesciences Corp.†	2,300	132,848
Genomic Health, Inc.†	2,800	63,420
Intuitive Surgical, Inc.†	5,000	1,204,900
Medtronic, Inc.	3,000	150,300
St. Jude Medical, Inc. †	5,000	217,450
Techne Corp.†	650	46,878

		1,858,390

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund	5,600	72,246
Covance, Inc.†	2,900	256,389

		328,635

Medical Products — 0.8%
Baxter International, Inc.	18,900	1,240,407
Becton Dickinson & Co.	2,700	216,702
Covidien, Ltd.	8,000	430,080
Johnson & Johnson	900	62,352
Mentor Corp.	1,800	42,948
Stryker Corp.	200	12,460
Varian Medical Systems, Inc.†	3,000	171,390
Zoll Medical Corp.†	3,000	98,160

		2,274,499

Medical-Biomedical/Gene — 1.2%
Amgen, Inc. †	1,900	112,613
Amylin Pharmaceuticals, Inc.†	800	16,176
Dendreon Corp.†	2,300	13,133
Genentech, Inc. †	1,550	137,454
Genzyme Corp.†	10,000	808,900
Gilead Sciences, Inc. †	55,400	2,525,132
Martek Biosciences Corp. †	1,400	43,988

		3,657,396

Medical-Drugs — 1.7%
Abbott Laboratories	15,850	912,643
Allergan, Inc.	4,636	238,754
AstraZeneca PLC ADR	11,200	491,456
Biovail Corp.	3,900	38,103
Bristol-Myers Squibb Co.	28,400	592,140
GlaxoSmithKline PLC ADR	6,500	282,490
Merck & Co., Inc.	9,800	309,288
Novartis AG ADR	13,300	702,772
PharMerica Corp. †	1	22
Roche Holding AG ADR	7,400	572,020
Sciele Pharma, Inc.†	4,000	123,160
Shire, Ltd. ADR	3,500	167,125

ViroPharma, Inc.†	1,000	13,120
Wyeth	21,100	779,434

		5,222,527

Medical-Generic Drugs — 0.6%
Mylan, Inc.†	3,700	42,254
Teva Pharmaceutical Industries, Ltd. ADR	36,700	1,680,493
Watson Pharmaceuticals, Inc.†	1,600	45,600

		1,768,347

Medical-HMO — 0.1%
Aetna, Inc.	6,000	216,660
Health Net, Inc.†	900	21,240

		237,900

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,200	291,356

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc. Class A†	5,400	85,806
Sun Healthcare Group, Inc.†	1,200	17,592

		103,398

Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,400	68,138

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,200	45,180

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.†	1,200	94,536
Sims Group, Ltd.(1)	2,300	53,386

		147,922

Metal-Aluminum — 0.1%
Alcoa, Inc.	8,100	182,898
Kaiser Aluminum Corp.	1,000	42,950

		225,848

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,300	301,305

Mining — 0.0%
Dominion Mining Ltd(1)	17,600	34,641

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,847	441,893

Multimedia — 0.3%
The Walt Disney Co.	26,300	807,147
WPP Group PLC ADR	4,500	183,150

		990,297

Networking Products — 0.8%
Cisco Systems, Inc†	105,800	2,386,848
Polycom, Inc.†	1,300	30,069

		2,416,917

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	4,500	49,995
Republic Services, Inc.	5,850	175,383
Waste Connections, Inc.†	2,350	80,605

		305,983

Office Automation & Equipment — 0.1%
Ricoh Co., Ltd. ADR	2,000	136,800

Office Furnishings-Original — 0.1%
HNI Corp.	9,300	235,662

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	100	4,448

Oil & Gas Drilling — 0.4%
Nabors Industries, Ltd.†	12,658	315,437
Transocean, Inc.†	7,801	856,862

		1,172,299

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	5,700	276,507
Apache Corp.	4,425	461,439
Berry Petroleum Co., Class A	5,100	197,523
Chesapeake Energy Corp.	18,000	645,480
Cimarex Energy Co.	3,900	190,749
Daylight Resources Trust	4,400	41,099
Devon Energy Corp.	16,000	1,459,200
Enerplus Reserve Fund(2)	10,200	379,338
Harvest Energy Trust	4,400	74,088
Noble Energy, Inc.	630	35,022
Occidental Petroleum Corp.	13,300	936,985
Penn West Energy Trust(2)	17,300	416,930
Petroquest Energy, Inc.†	5,500	84,425
Questar Corp.	4,000	163,680
Rosetta Resources, Inc.†	5,500	100,980
St. Mary Land & Exploration Co.	1,400	49,910
Swift Energy Co.†	2,000	77,380
Talisman Energy, Inc.	19,300	274,446
Vermilion Energy Trust	1,700	54,406
XTO Energy, Inc.	2,600	120,952
Zargon Energy Trust	2,500	44,632

		6,085,171

Oil Companies-Integrated — 1.9%
BG Group PLC ADR	5,000	450,000
BP PLC ADR	6,000	301,020
Chevron Corp.	9,392	774,652
ENI SpA ADR	11,200	593,040
Exxon Mobil Corp.	13,500	1,048,410
Hess Corp.	7,000	574,560
Marathon Oil Corp.	8,900	354,843
Repsol YPF SA ADR	12,200	361,852
Royal Dutch Shell PLC ADR	7,000	413,070
StatoilHydro ASA ADR	9,000	214,200
Total SA ADR	8,000	485,440

		5,571,087

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	4,500	173,430
Complete Production Services, Inc.†	2,500	50,325
National-Oilwell Varco, Inc. †	22,000	1,105,060

		1,328,815

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	6,880	126,730
Sunoco, Inc.	1,300	46,254
Valero Energy Corp.	7,200	218,160

		391,144

Oil-Field Services — 0.3%
Baker Hughes, Inc.	3,500	211,890
Halliburton Co.	16,000	518,240
Schlumberger, Ltd.	900	70,281

		800,411

Optical Supplies — 0.4%
Alcon, Inc.	6,500	1,049,815

Paper & Related Products — 0.2%
Canfor Pulp Income Fund	7,000	50,317
International Paper Co.	22,000	575,960
Kimberly-Clark de Mexico SAB de CV ADR	3,200	68,160

		694,437

Pharmacy Services — 0.6%
Express Scripts, Inc. †	23,500	1,734,770

Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	1,300	70,096

Pipelines — 0.2%
Enterprise Productions Partners LP	4,600	118,542
Kinder Morgan Energy Partners LP	6,300	327,789
ONEOK, Inc.	1,500	51,600
Spectra Energy Corp.	7,900	188,020

		685,951

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,200	42,060
SunPower Corp., Class B†	383	26,446

		68,506

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	3,500	59,185

Radio — 0.0%
Entercom Communications Corp., Class A	11,800	59,236

Real Estate Investment Trusts — 3.6%
Acadia Realty Trust	4,500	113,760
Alexandria Real Estate Equities, Inc.	4,350	489,375
AMB Property Corp.	9,201	416,805
American Campus Communities, Inc.	2,000	67,760
American Capital Agency Corp.	3,600	62,352
Annaly Capital Management, Inc.	18,300	246,135
Ashford Hospitality Trust, Inc.	15,100	61,155
AvalonBay Communities, Inc.	3,500	344,470
Boston Properties, Inc.	4,700	440,202
CapLease, Inc.†	8,000	63,440
Digital Realty Trust, Inc.	3,800	179,550
Douglas Emmett, Inc.	4,300	99,201
EastGroup Properties, Inc.	600	29,124
Entertainment Properties Trust	6,600	361,152
Equity Residential	5,500	244,255
Essex Property Trust, Inc.	2,400	283,992
Federal Realty Investment Trust	4,000	342,400
General Growth Properties, Inc.	3,000	45,300
HCP, Inc.	6,915	277,499
Health Care REIT, Inc.	3,800	202,274
Home Properties, Inc.	2,300	133,285
Hospitality Properties Trust	1,600	32,832
Host Hotels & Resorts, Inc.	24,000	318,960
Kilroy Realty Corp.	1,200	57,348
Kimco Realty Corp.	10,681	394,556
LTC Properties, Inc.	2,000	58,640
Medical Properties Trust, Inc.	6,300	71,505
Mid-America Apartment Communities, Inc.	2,300	113,022
National Retail Properties, Inc.	9,500	227,525
Nationwide Health Properties, Inc.	38,300	1,378,034
Omega Healthcare Investors, Inc.	5,300	104,198
ProLogis	15,600	643,812
Public Storage, Inc.	6,800	673,268
Saul Centers, Inc.	1,000	50,540
Simon Property Group, Inc.	7,500	727,500
SL Green Realty Corp.	1,500	97,200
Sunstone Hotel Investors, Inc.	3,000	40,500
Tanger Factory Outlet Centers, Inc.	6,400	280,256
Taubman Centers, Inc.	4,000	200,000
Ventas, Inc.	6,500	321,230
Vornado Realty Trust	5,500	500,225

		10,794,637

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	200	2,674

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc. Class A	24,000	658,560

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,400	75,048

Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	3,535	95,692
McGrath RentCorp	1,700	48,994

		144,686

Research & Development — 0.0%
Parexel International Corp.†	1,500	42,990

Respiratory Products — 0.0%
ResMed, Inc.†	1,400	60,200

Retail-Apparel/Shoe — 0.4%
Aeropostale, Inc.†	1,500	48,165
Guess?, Inc.	20,000	695,800
Gymboree Corp.†	1,600	56,800
J Crew Group, Inc.†	3,400	97,138
Nordstrom, Inc.	5,823	167,819
Ross Stores, Inc.	1,200	44,172

		1,109,894

Retail-Automobile — 0.0%
Copart, Inc.†	2,300	87,400

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	4,000	136,840

Retail-Discount — 1.2%
Costco Wholesale Corp.	5,100	331,143
Wal-Mart Stores, Inc.	55,300	3,311,917

		3,643,060

Retail-Drug Store — 0.1%
CVS Caremark Corp.	5,735	193,040

Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	5,000	116,900
Tiffany & Co.	11,700	415,584

		532,484

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	7,000	213,640

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	73,876

Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	15,943	286,655

Retail-Restaurants — 1.0%
Ark Restaurants Corp.	2,400	38,496
Chipotle Mexican Grill, Inc., Class A†	500	27,745
Jack in the Box, Inc.†	1,000	21,100
McDonald’s Corp.	47,400	2,924,580
Starbucks Corp.†	7,900	117,473

		3,129,394

Rubber-Tires — 0.1%
Continental AG ADR	4,800	391,632

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	9,000	166,050
Washington Federal, Inc.	29,625	546,581

		712,631

Schools — 0.0%
DeVry, Inc.	2,400	118,896

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	600	28,014

Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	1,400	7,308
Emulex Corp.†	5,300	56,551
Exar Corp. †	300	2,298
Integrated Device Technology, Inc.†	5,200	40,456
Linear Technology Corp.	1,800	55,188
Marvell Technology Group, Ltd.†	30,000	279,000
Maxim Integrated Products, Inc.	4,900	88,690
Power Integrations, Inc.†	2,000	48,200
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,739	503,534

		1,081,225

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	33,300	503,829
ATMI, Inc.†	3,400	61,132
KLA-Tencor Corp.	800	25,320
Novellus Systems, Inc.†	1,000	19,640

		609,921

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	600	26,172

Steel-Producers — 0.5%
AK Steel Holding Corp.	2,400	62,208
ArcelorMittal	10,000	493,800
Nucor Corp.	5,000	197,500
POSCO ADR	3,500	326,795
Reliance Steel & Aluminum Co.	900	34,173
Schnitzer Steel Industries, Inc., Class A	2,950	115,758
United States Steel Corp.	3,800	294,918

		1,525,152

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	4,400	66,352
Embarq Corp.	5,800	235,190
Iowa Telecommunications Services, Inc.	3,900	72,852
NTELOS Holdings Corp.	2,000	53,780

		428,174

Telecommunication Equipment — 0.0%
CommScope, Inc.†	1,500	51,960
Vtech Holdings, Ltd. ADR	900	52,290

		104,250

Telephone-Integrated — 1.3%
AT&T, Inc.	40,700	1,136,344
CenturyTel, Inc.	9,500	348,175
France Telecom SA ADR	8,000	224,080
Nippon Telegraph & Telephone Corp. ADR	8,900	200,339
Royal KPN NV ADR	12,000	169,800
Telefonica SA ADR	6,000	428,940
Telstra Corp., Ltd. ADR	6,300	102,375
Verizon Communications, Inc.	33,400	1,071,806
Windstream Corp.	19,353	211,722

		3,893,581

Television — 0.1%
CBS Corp., Class B	28,275	412,250

Textile-Apparel — 0.0%
Cherokee, Inc.	3,400	74,732

Therapeutics — 0.0%
CV Therapeutics, Inc.†	2,000	21,600

Tobacco — 0.5%
British American Tobacco PLC ADR	5,000	310,000
Imperial Tobacco Group PLC ADR	5,600	372,400
Lorillard, Inc.	5,200	369,980
Philip Morris International, Inc.	10,500	505,050

		1,557,430

Tools-Hand Held — 0.1%
Makita Corp. ADR	6,000	123,540
Snap-on, Inc.	3,000	157,980

		281,520

Toys — 0.6%
Hasbro, Inc.	7,900	274,288
Mattel, Inc.	59,600	1,075,184
Nintendo Co., Ltd. ADR	6,700	352,755

		1,702,227

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,200	42,922

Transport-Marine — 0.1%
A/S Dampskibsselskabet Torm ADR	1,900	45,201
Alexander & Baldwin, Inc.	1,200	52,836

TBS International, Ltd. Class A†	2,400	32,304
Tidewater, Inc.	4,300	238,048

		368,389

Transport-Rail — 0.6%
Norfolk Southern Corp.	7,100	470,091
Union Pacific Corp.	19,825	1,410,747

		1,880,838

Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	100	5,096
Expeditors International of Washington, Inc.	5,200	181,168
Pacer International, Inc.	2,900	47,763

		234,027

Transport-Truck — 0.0%
Con-way, Inc.	100	4,411

Travel Services — 0.0%
Ambassadors Group, Inc.	2,000	31,820

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	3,300	103,620

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,113	91,740

Water — 0.0%
California Water Service Group	1,400	53,900

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	200	1,918

Web Portals/ISP — 0.6%
Google, Inc., Class A †	4,225	1,692,197
Yahoo!, Inc.†	1,400	24,220

		1,716,417

Wire & Cable Products — 0.0%
Belden, Inc.	1,000	31,790

Wireless Equipment — 0.7%
American Tower Corp., Class A†	12,000	431,640
Nokia Oyj ADR	18,800	350,620
QUALCOMM, Inc.	28,200	1,211,754
ViaSat, Inc. †	3,000	70,740

		2,064,754

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	690	6,886

Total Common Stock
(cost $187,894,265)		176,357,711

EXCHANGE TRADED FUNDS — 0.0%
Index Fund — 0.0%
iShares Russell 3000 Index Fund (cost $23,224)	300	20,637

PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
Zions Capital Trust B 8.00%	1,300	25,675

Banks-Super Regional — 0.0%
KeyCorp Capital X 8.00%	4,500	42,975

Finance-Commercial — 0.0%
CIT Group, Inc. 7.75%	3,500	30,625

Total Preferred Stock
(cost $101,570)		99,275

ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(3)	$1,054,299	1,015,982
Countrywide Alternative Loan Trust Series 2003-13T1, Class A1 4.00% due 08/25/33(3)	119,613	116,284
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(3)	262,931	263,616
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(3)	642,420	605,682
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(3)	1,500,000	1,398,544
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	868,611	796,679
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(3)	332,378	323,803
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19(3)	850,026	801,415
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(3)	1,000,000	818,400
WFS Financial Owner Trust, Series 2004-3, Class A4 3.93% due 02/17/12(3)	88,701	88,669

Total Asset Backed Securities
(cost $6,580,497)		6,229,074

CORPORATE BONDS & NOTES — 8.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Notes 6.15% due 09/01/36	500,000	476,324

Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.20% due 01/22/13*	500,000	483,513

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. PassThrough Certificates Series 96-1 8.97% due 01/02/15(4)(7)	26,006	3

Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	150,000	142,622

Banks-Super Regional — 0.4%
Bank of America Corp. Junior Sub. Notes 8.00% due 12/29/49(6)	255,000	201,926
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	500,000	459,611
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	681,167

		1,342,704

Cable TV — 0.3%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07†(4)(7)	500,000	0
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	519,584
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	404,944

		924,528

Casino Services — 0.4%
OED Corp. / Diamond Jo LLC Company Guar. Notes 8.75% due 04/15/12	1,250,000	1,137,500

Electric-Integrated — 1.6%
Alabama Power Co Senior Notes 4.85% due 12/15/12	100,000	99,334
Florida Power Corp. 1st Mtg. Notes 6.35% due 09/15/37	500,000	469,985
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	678,154
Metropolitan Edison Co. Sec. Notes 4.95% due 03/15/13	500,000	465,405
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	775,000
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	500,000	488,500
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	796,990
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	500,000	499,550
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	500,000	419,815
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	244,712

		4,937,445

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(4)(7)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(4)(7)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	97,335

Finance-Consumer Loans — 0.2%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	500,000	486,421

Finance-Investment Banker/Broker — 0.9%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	1,180,000	904,720
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	480,619
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	970,646
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	305,660

		2,661,645

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	203,418

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	238,948

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,539,021

Multimedia — 0.6%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	1,500,000	1,556,379
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	149,264

		1,705,643

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	744,375
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	517,764

		1,262,139

Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 6.25% due 04/15/12	595,000	615,217

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. 6.25% due 11/01/12	400,000	350,000

Pipelines — 0.8%
El Paso Natural Gas Co. Debentures 7.50% due 11/15/26	1,500,000	1,362,634
El Paso Natural Gas Co. Bonds 8.38% due 06/15/32	500,000	478,976
Southern Natural Gas Co. Notes 8.00% due 03/01/32	500,000	465,281

		2,306,891

Publishing-Books — 0.4%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,064,498

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	146,865

Real Estate Investment Trusts — 0.5%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	636,298
Shurgard Storage Centers, Inc. Notes 5.88% due 03/15/13	1,000,000	990,194

		1,626,492

Real Estate Operations & Development — 0.0%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	139,704

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	125,000	156

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	203,125

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	300,314

Telecom Services — 0.3%
Qwest Corp. Notes 8.88% due 03/15/12	1,000,000	980,000

Telephone-Integrated — 0.0%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	143,700

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	252,703

Total Corporate Bonds & Notes
(cost $27,610,599)		25,768,874

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	485,000

Oil Companies-Integrated — 0.3%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	891,870

Telephone-Integrated — 0.5%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	1,000,000	1,038,080
Royal KPN NV Senior Notes 8.00% due 10/01/10	350,000	366,758

		1,404,838

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 4.25% due 08/01/09	500,000	499,755

Total Foreign Corporate Bonds & Notes
(cost $3,358,062)		3,281,463

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $686,564)	791,000	848,348

U.S. GOVERNMENT AGENCIES — 21.0%
Federal Farm Credit Bank — 0.5%
2.88% due 08/04/10	500,000	496,067
3.45% due 01/11/10	1,000,000	1,002,714

		1,498,781

Federal Home Loan Bank — 0.6%
4.63% due 10/10/12	750,000	766,198
5.25% due 08/05/09	1,000,000	1,017,166

		1,783,364

Federal Home Loan Mtg. Corp. — 10.2%
4.13% due 07/12/10	1,000,000	1,016,874
4.50% due 01/01/19	718,742	707,274
4.50% due 07/01/19	833,086	817,190
4.50% due 06/01/35	1,196,885	1,134,094
5.00% due 06/01/33	524,521	512,729
5.00% due 08/01/33	1,389,643	1,358,035
5.00% due 05/01/34	2,259,314	2,205,741
5.00% due 04/01/35	706,844	690,084
5.00% due 10/01/35	815,201	795,362
5.00% due 02/01/36	652,780	636,893
5.50% due 11/01/17	175,828	178,714
5.50% due 01/01/18	230,765	234,553
5.50% due 11/01/18	366,505	371,834
5.50% due 07/01/19	394,797	398,930
5.50% due 05/01/31	224,364	224,122
5.50% due 11/01/32	576,027	575,045
5.50% due 04/01/33	872,705	872,050
5.50% due 08/01/33	459,329	459,552
5.50% due 12/01/33	734,587	732,876
5.50% due 01/01/34	1,512,451	1,507,510
5.50% due 11/01/34	898,948	896,011
5.50% due 09/01/35	889,395	885,933
5.50% due 01/01/36	759,078	756,124
5.50% due 04/01/36	793,098	789,640
6.00% due 04/01/17	139,448	142,697
6.00% due 05/01/17	245,461	251,168
6.00% due 09/15/29	411,451	421,768
6.00% due 05/01/31	124,645	126,920
6.00% due 09/01/32	72,509	73,786
6.00% due 12/01/33	515,123	524,391
6.00% due 05/01/34	558,597	567,219
6.00% due 01/01/35	1,084,651	1,099,678
6.00% due 06/01/38	3,366,361	3,410,959
6.04% due 03/01/37(5)	843,677	862,955
6.50% due 02/01/14	79,981	82,862
6.50% due 01/01/32	235,187	243,036
7.00% due 02/01/15	17,385	18,330
7.00% due 03/01/15	53,850	56,811
7.00% due 06/01/15	20,379	21,522
7.00% due 12/01/15	6,038	6,377
7.00% due 03/01/16	50,779	53,628
7.00% due 02/01/27	46,844	49,450
7.00% due 05/01/30	96	101
7.00% due 01/01/32	57,055	59,982
7.50% due 12/01/30	79,176	85,754
7.50% due 01/01/31	84,673	91,709
7.50% due 02/01/31	14,203	15,383
8.00% due 08/01/30	13,798	14,966
REMIC
Series 3228, Class PH 5.50% due 04/15/27(3)	557,506	568,677
Series 3200, Class GA 5.50% due 10/15/27(3)	343,916	350,884
Series 2981, Class PC 5.50% due 10/15/31(3)	2,000,000	2,013,967
Series 2808, Class PG 5.50% due 04/15/33(3)	600,000	594,239
Series 2449, Class ND 6.50% due 05/15/30(3)	62,777	62,785

		30,629,174

Federal National Mtg. Assoc. — 8.4%
4.25% due 05/15/09	500,000	502,777
4.50% due 12/01/18	470,504	464,581
4.50% due 11/01/19	865,012	849,588
4.75% due 11/19/12	750,000	775,598
5.00% due 01/01/18	686,292	688,550

5.00% due 06/01/18	749,853	754,208
5.00% due 10/01/18	511,615	514,343
5.00% due 12/01/19	711,860	711,978
5.00% due 04/01/34	1,188,544	1,160,733
5.00% due 06/01/34	778,374	760,160
5.50% due 01/01/17	281,507	288,236
5.50% due 02/01/33	882,333	885,627
5.50% due 05/01/33	418,598	419,199
5.50% due 06/01/33	742,254	743,363
5.50% due 02/01/34	1,282,977	1,280,747
5.50% due 04/01/34	349,885	349,616
5.50% due 08/01/34	519,118	518,093
5.50% due 09/01/34	1,029,131	1,027,153
5.50% due 01/01/35	642,122	641,630
5.50% due 02/01/35	651,461	650,554
5.50% due 03/01/35	859,698	859,039
6.00% due 08/01/18	64,737	66,320
6.00% due 10/01/22	328,340	335,337
6.00% due 05/01/31	225,371	229,625
6.00% due 08/01/31	383,351	390,586
6.00% due 04/01/32	215,547	219,480
6.00% due 01/01/34	423,744	431,211
6.00% due 09/01/34	613,570	623,424
6.00% due 10/01/35	652,123	661,475
6.00% due 04/01/37	884,137	896,491
6.25% due 02/01/11	1,000,000	1,045,970
6.50% due 06/01/19	50,246	52,060
6.50% due 09/01/24	104,534	107,519
6.50% due 09/01/25	18,809	19,493
6.50% due 11/01/25	32,367	33,544
6.50% due 05/01/26	26,623	27,591
6.50% due 11/01/27	1,351	1,400
6.50% due 07/01/29	181,453	186,728
6.50% due 07/01/31	10,819	11,189
6.50% due 01/01/32	50,421	52,145
6.50% due 03/01/32	272,095	281,203
6.50% due 04/01/32	332,372	343,423
6.50% due 12/01/32	128,319	132,586
6.50% due 07/01/34	254,626	262,385
7.00% due 05/01/15	2,114	2,229
7.00% due 12/01/15	3,606	3,802
7.00% due 01/01/16	47,759	50,351
7.00% due 04/01/16	15,447	16,276
7.00% due 05/01/29	31,527	33,154
7.00% due 09/01/29	8,855	9,318
7.00% due 12/01/29	3,324	3,495
7.00% due 01/01/31	13,138	13,811
7.00% due 07/01/31	47,639	50,075
7.50% due 02/01/16	192,224	203,312
7.50% due 11/01/30	63,579	67,263
7.50% due 01/01/31	134,744	145,462
7.50% due 02/01/31	32,183	34,728
7.50% due 03/01/31	43,427	45,934
8.00% due 01/01/16	277,130	293,961
REMIC
Series 2007-79, Class MD 5.50% due 12/25/35(3)	1,000,000	965,782
Series 1993-248, Class SA 5.69% due 08/25/23(3)(5)	192,941	182,958
Series 2006-7, Class TB 6.00% due 02/25/31 (3)	1,000,000	1,024,032
Series 2002-16, Class TM 7.00% due 04/25/32(3)	518,051	541,367

		24,944,268

Government National Mtg. Assoc. — 1.3%
5.50% due 07/20/33	642,497	642,254
5.50% due 02/20/34	455,745	455,346
5.50% due 03/20/34	431,307	430,930
6.00% due 05/20/32	181,830	184,907
6.00% due 07/20/33	366,901	373,898
6.00% due 08/15/34	691,254	703,379
6.50% due 11/15/23	98,508	101,278
6.50% due 12/15/23	341,233	350,827
6.50% due 02/15/24	86,273	88,911
6.50% due 03/20/27	8,561	8,805
6.50% due 04/20/27	43,761	45,006
6.50% due 07/15/32	125,086	128,677
6.50% due 04/20/34	238,004	244,023
7.00% due 12/15/22	19,521	20,644
7.00% due 05/15/23	5,444	5,759
7.00% due 06/15/23	8,431	8,918
7.00% due 12/15/23	17,535	18,546
7.00% due 04/15/28	14,350	15,131
7.50% due 08/15/30	16,646	17,940
7.50% due 09/15/30	8,323	8,970
7.50% due 11/15/30	46,931	50,577
7.50% due 01/15/31	26,155	28,174
REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(3)	89,537	87,620

		4,020,520

Total U.S. Government Agencies
(cost $63,068,591)		62,876,107

U.S. GOVERNMENT TREASURIES — 2.1%
U.S. Treasury Bonds — 0.9%
4.50% due 02/15/36	1,000,000	1,026,406
5.00% due 05/15/37	1,500,000	1,668,633

		2,695,039

U.S. Treasury Notes — 1.2%
3.13% due 11/30/09	500,000	507,187
4.00% due 11/15/12	1,000,000	1,050,703
4.25% due 08/15/14	2,000,000	2,129,532

		3,687,422

Total U.S. Government Treasuries
(cost $6,083,047)		6,382,461

Total Long-Term Investment Securities
(cost $295,406,419)		281,863,950

REPURCHASE AGREEMENT — 6.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.05%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $18,699,026 and collateralized by $19,100,000 of United States Treasury Notes, bearing interest at 0.52% due 12/26/08 and having an approximate value of $19,076,125 (cost $18,699,000)	18,699,000	18,699,000

TOTAL INVESTMENTS
(cost $314,105,419) (8)	100.2%	300,562,950
Liabilities in excess of other assets	(0.2)	(552,584)

NET ASSETS	100.0%	$300,010,366

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $2,243,017 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at September 30, 2008. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Consists of more than one type of securities traded together as a unit.

(3)	Collateralized Mortgage Obligation

(4)	Illiquid security; at September 30, 2008, the aggregate value of these securities was $3 representing 0.0% of net assets.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(6)	Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(7)	Fair valued security; see Note 1

(8)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
REMIC — Real Estate Mortgage Investment Conduit
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 96.8%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	825	$90,478

Agricultural Chemicals — 1.0%
Agrium, Inc.	1,265	70,941
Potash Corp. of Saskatchewan, Inc.	300	39,603

		110,544

Applications Software — 2.9%
Infosys Technologies, Ltd. ADR	1,360	45,302
Microsoft Corp.	10,415	277,976

		323,278

Athletic Footwear — 0.7%
NIKE, Inc., Class B	1,095	73,255

Banks-Commercial — 0.6%
Banco Itau Holding Financeira SA ADR	4,125	72,187

Banks-Super Regional — 5.0%
Bank of America Corp.	7,070	247,450
Capital One Financial Corp.	3,975	202,725
PNC Financial Services Group, Inc.	1,535	114,664

		564,839

Beverages-Non-alcoholic — 2.3%
PepsiCo, Inc.	3,540	252,296

Cellular Telecom — 0.7%
NII Holdings, Inc.†	2,190	83,045

Commercial Services-Finance — 1.6%
The Western Union Co.	7,365	181,695

Computers — 4.3%
Apple, Inc.†	265	30,120
Hewlett-Packard Co.	6,975	322,524
International Business Machines Corp.	1,155	135,089

		487,733

Computers-Memory Devices — 1.7%
EMC Corp.†	16,300	194,948

Consulting Services — 0.6%
Accenture Ltd., Class A	1,900	72,200

Cosmetics & Toiletries — 2.4%
Procter & Gamble Co.	3,915	272,836

Diversified Manufacturing Operations — 3.4%
General Electric Co.	10,610	270,555
Honeywell International, Inc.	2,800	116,340

		386,895

Diversified Minerals — 0.3%
Cia Vale do Rio Doce ADR	1,475	28,246

Electric-Integrated — 2.9%
American Electric Power Co., Inc.	4,525	167,561
Exelon Corp.	2,470	154,671

		322,232

Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A†	1,400	26,082
Intel Corp.	3,700	69,301

		95,383

Electronic Connectors — 0.1%
Thomas & Betts Corp.†	350	13,675

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR	4,500	87,300
McDermott International, Inc.†	700	17,885

		105,185

Enterprise Software/Service — 2.1%
BMC Software, Inc.†	1,135	32,495
Oracle Corp.†	10,060	204,319

		236,814

Finance-Investment Banker/Broker — 4.8%
Citigroup, Inc.	7,470	153,210
JPMorgan Chase & Co.	6,170	288,139
The Goldman Sachs Group, Inc.	800	102,400

		543,749

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	2,900	47,154

Human Resources — 0.5%
Manpower, Inc.	1,190	51,360

Insurance-Multi-line — 0.8%
ACE, Ltd.	1,590	86,067

Insurance-Property/Casualty — 0.3%
W.R. Berkley Corp.	1,250	29,437

Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	2,400	41,856

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	2,855	59,898

Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	2,425	144,530
Terex Corp.†	1,050	32,046

		176,576

Machinery-Pumps — 0.5%
Graco, Inc.	1,600	56,976

Medical Instruments — 3.2%
Medtronic, Inc.	5,795	290,329
St. Jude Medical, Inc.†	1,500	65,235

		355,564

Medical Products — 1.2%
Covidien, Ltd.	2,470	132,787

Medical-Biomedical/Gene — 3.2%
Amgen, Inc.†	3,475	205,963
Genzyme Corp.†	1,915	154,905

		360,868

Medical-Drugs — 3.3%
Abbott Laboratories	4,470	257,382
Eli Lilly & Co.	1,020	44,911
Merck & Co., Inc.	2,180	68,801

		371,094

Medical-HMO — 4.4%
Coventry Health Care, Inc.†	5,845	190,255
UnitedHealth Group, Inc.	8,535	216,704
WellPoint, Inc.†	1,860	86,992

		493,951

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	1,500	118,170

Metal-Aluminum — 0.2%
Alcoa, Inc.	1,040	23,483

Metal-Diversified — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	2,390	135,871

Networking Products — 2.4%
Cisco Systems, Inc.†	11,990	270,494

Oil & Gas Drilling — 2.1%
Hercules Offshore, Inc.†	3,300	50,028
Noble Corp.	700	30,730
Transocean, Inc.†	1,432	157,291

		238,049

Oil Companies-Exploration & Production — 7.0%
Apache Corp.	3,630	378,536
Chesapeake Energy Corp.	1,390	49,845
EOG Resources, Inc.	1,850	165,501
Noble Energy, Inc.	950	52,811
St. Mary Land & Exploration Co.	1,970	70,231
Ultra Petroleum Corp.†	1,250	69,175

		786,099

Oil Companies-Integrated — 2.8%
Exxon Mobil Corp.	1,525	118,431
Hess Corp.	545	44,734
Marathon Oil Corp.	3,795	151,307

		314,472

Oil Field Machinery & Equipment — 1.3%
National-Oilwell Varco, Inc.†	2,820	141,649

Oil-Field Services — 0.4%
Halliburton Co.	1,304	42,237

Real Estate Investment Trusts — 1.7%
Simon Property Group, Inc.	1,950	189,150

Retail-Apparel/Shoe — 0.6%
Gymboree Corp.†	1,850	65,675

Retail-Discount — 2.2%
Wal-Mart Stores, Inc.	4,110	246,148

Retail-Drug Store — 0.4%
CVS Caremark Corp.	1,250	42,075

Retail-Office Supplies — 1.2%
Staples, Inc.	6,105	137,362

Retail-Regional Department Stores — 3.1%
Kohl’s Corp.†	7,435	342,605

Telecom Equipment-Fiber Optics — 1.3%
Corning, Inc.	9,455	147,876

Telecom Services — 0.5%
Amdocs, Ltd.†	2,000	54,760

Telephone-Integrated — 2.5%
AT&T, Inc.	10,155	283,528

Tobacco — 2.5%
Philip Morris International, Inc.	5,940	285,714

Transport-Rail — 0.2%
Union Pacific Corp.	250	17,790

Web Portals/ISP — 0.7%
Google, Inc., Class A†	195	78,101

Wireless Equipment — 1.1%
Nokia Oyj ADR	2,300	42,895

QUALCOMM, Inc.	1,970	84,651

		127,546

Total Long-Term Investment Securities (cost $12,066,565)		10,863,955

REPURCHASE AGREEMENT — 3.5%
BNP Paribas SA Joint Repurchase Agreement(1) (cost $395,000)	$395,000	395,000

TOTAL INVESTMENTS (cost $12,461,565)(2)	100.3%	11,258,955
Liabilities in excess of other assets	(0.3)	(31,726)

NET ASSETS	100.0%	$11,227,229

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

ADR—	American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.2%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	35,250	$3,865,867

Agricultural Chemicals — 1.3%
Agrium, Inc.	113,085	6,341,807
Potash Corp. of Saskatchewan, Inc.	8,700	1,148,487

		7,490,294

Apparel Manufacturers — 0.2%
True Religion Apparel, Inc.†	50,600	1,308,010

Applications Software — 1.6%
Microsoft Corp.	343,185	9,159,608

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	47,900	1,829,301

Banks-Super Regional — 6.4%
Bank of America Corp.	302,720	10,595,200
Capital One Financial Corp.	229,000	11,679,000
Huntington Bancshares, Inc.	694,100	5,545,859
PNC Financial Services Group, Inc.	61,220	4,573,134
SunTrust Banks, Inc.	72,300	3,252,777

		35,645,970

Beverages-Non-alcoholic — 2.2%
PepsiCo, Inc.	172,660	12,305,478

Cellular Telecom — 1.0%
NII Holdings, Inc.†	152,585	5,786,023

Commercial Services — 1.4%
Alliance Data Systems Corp.†	67,400	4,271,812
Steiner Leisure, Ltd.†	97,046	3,336,441

		7,608,253

Commercial Services-Finance — 2.6%
The Western Union Co.	587,075	14,483,140

Computer Aided Design — 0.7%
Autodesk, Inc.†	110,600	3,710,630

Computer Services — 1.7%
Cognizant Technology Solutions Corp., Class A†	139,200	3,177,936
Perot Systems Corp., Class A†	356,112	6,178,543

		9,356,479

Computers — 2.5%
Hewlett-Packard Co.	247,315	11,435,845
International Business Machines Corp.	23,730	2,775,461

		14,211,306

Computers-Memory Devices — 1.7%
EMC Corp.†	533,840	6,384,726
NetApp, Inc.†	162,900	2,969,667

		9,354,393

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	184,495	12,857,457

Diversified Manufacturing Operations — 2.6%
General Electric Co.	350,890	8,947,695
Honeywell International, Inc.	130,915	5,439,518

		14,387,213

Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	63,055	1,207,503

E-Commerce/Services — 0.4%
priceline.com, Inc.†	30,700	2,100,801

Electric-Integrated — 2.8%
American Electric Power Co., Inc.	281,720	10,432,092
Exelon Corp.	81,215	5,085,683

		15,517,775

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A†	100,200	1,866,726
Intel Corp.	195,000	3,652,350

		5,519,076

Electronic Connectors — 1.3%
Amphenol Corp., Class A	94,400	3,789,216
Thomas & Betts Corp.†	85,300	3,332,671

		7,121,887

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR	212,700	4,126,380
McDermott International, Inc.†	45,000	1,149,750

		5,276,130

Enterprise Software/Service — 1.9%
BMC Software, Inc.†	174,635	4,999,800
Oracle Corp.†	278,915	5,664,764

		10,664,564

Finance-Investment Banker/Broker — 4.4%
Citigroup, Inc.	321,895	6,602,066
JPMorgan Chase & Co.	246,280	12,211,116
The Goldman Sachs Group, Inc.	42,760	5,473,280

		24,286,462

Financial Guarantee Insurance — 0.5%
Assured Guaranty, Ltd.	182,055	2,960,214

Food-Retail — 0.7%
SUPERVALU, Inc.	183,600	3,984,120

Human Resources — 1.0%
Manpower, Inc.	128,855	5,561,382

Instruments-Scientific — 0.7%
Waters Corp.†	69,200	4,026,056

Insurance-Multi-line — 0.7%
ACE, Ltd.	69,170	3,744,172

Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	124,300	2,167,792

Investment Management/Advisor Services — 0.7%
Invesco, Ltd.	193,685	4,063,511

Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	67,715	4,035,814
Terex Corp.†	93,300	2,847,516

		6,883,330

Machinery-Pumps — 0.7%
Graco, Inc.	111,100	3,956,271

Medical Instruments — 2.5%
Medtronic, Inc.	195,290	9,784,029
St. Jude Medical, Inc.†	101,100	4,396,839

		14,180,868

Medical Products — 0.9%
Covidien, Ltd.	56,480	3,036,365
Hospira, Inc.†	50,400	1,925,280

		4,961,645

Medical-Biomedical/Gene — 2.6%
Amgen, Inc.†	111,440	6,605,049
Genzyme Corp.†	43,310	3,503,346
Invitrogen Corp.†	113,700	4,297,860

		14,406,255

Medical-Drugs — 4.3%
Abbott Laboratories	175,415	10,100,396
Cephalon, Inc.†	114,100	8,841,609
Eli Lilly & Co.	44,530	1,960,656
Merck & Co., Inc.	92,200	2,909,832

		23,812,493

Medical-HMO — 3.6%
Coventry Health Care, Inc.†	418,505	13,622,338
Health Net, Inc.†	89,700	2,116,920
UnitedHealth Group, Inc.	177,550	4,507,994

		20,247,252

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	81,725	6,438,295

Metal-Aluminum — 0.2%
Alcoa, Inc.	44,470	1,004,133

Metal-Diversified — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	112,835	6,414,670

Networking Products — 1.7%
Cisco Systems, Inc.†	401,185	9,050,734
Foundry Networks, Inc.†	23,500	427,935

		9,478,669

Office Furnishings-Original — 0.8%
Herman Miller, Inc.	186,900	4,573,443

Oil & Gas Drilling — 2.8%
Atwood Oceanics, Inc.†	124,358	4,526,631
Hercules Offshore, Inc.†	255,741	3,877,034
Noble Corp.	82,200	3,608,580
Transocean, Inc.†	30,426	3,341,992

		15,354,237

Oil Companies-Exploration & Production — 7.1%
Apache Corp.	123,830	12,912,992
Chesapeake Energy Corp.	60,720	2,177,419
EOG Resources, Inc.	49,775	4,452,872
Noble Energy, Inc.	147,800	8,216,202
St. Mary Land & Exploration Co.	112,000	3,992,800
Ultra Petroleum Corp.†	144,300	7,985,562

		39,737,847

Oil Companies-Integrated — 2.1%
Exxon Mobil Corp.	66,485	5,163,225
Marathon Oil Corp.	166,235	6,627,790

		11,791,015

Oil Field Machinery & Equipment — 1.7%
National-Oilwell Varco, Inc.†	190,150	9,551,234

Oil-Field Services — 0.3%
Halliburton Co.	55,028	1,782,357

Real Estate Investment Trusts — 1.8%
Simon Property Group, Inc.	103,900	10,078,300

Retail-Apparel/Shoe — 1.6%
Aeropostale, Inc.†	104,900	3,368,339
Gymboree Corp.†	149,700	5,314,350

		8,682,689

Retail-Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	139,500	3,734,415

Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	148,540	8,896,061

Retail-Office Supplies — 0.6%
Staples, Inc.	144,345	3,247,763

Retail-Regional Department Stores — 2.3%
Kohl’s Corp.†	273,435	12,599,885

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	255,050	3,988,982

Telecom Services — 1.2%
Amdocs, Ltd.†	241,800	6,620,484

Telephone-Integrated — 1.8%
AT&T, Inc.	358,135	9,999,129

Tobacco — 1.8%
Philip Morris International, Inc.	212,265	10,209,946

Transport-Rail — 0.1%
Union Pacific Corp.	11,000	782,760

Transport-Services — 0.7%
Hub Group, Inc., Class A†	97,400	3,667,110

Wireless Equipment — 0.6%
QUALCOMM, Inc.	78,745	3,383,673

Total Long-Term Investment Securities (cost $605,143,950)		542,026,078

REPURCHASE AGREEMENT — 2.5%
BNP Paribas SA Joint Repurchase Agreement(1) (cost $13,995,000)	$13,995,000	13,995,000

TOTAL INVESTMENTS
(cost $619,138,950)(2)	99.7%	556,021,078
Other assets less liabilities	0.3	1,889,142

NET ASSETS	100.0%	$557,910,220

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

ADR — America Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 93.1%
Advanced Materials — 0.6%
Hexcel Corp.†	573,900	$7,856,691

Advertising Sales — 1.0%
Focus Media Holding, Ltd. ADR†	459,600	13,103,196

Aerospace/Defense — 1.5%
Lockheed Martin Corp.	174,600	19,148,382

Agricultural Chemicals — 2.7%
Monsanto Co.	179,100	17,727,318
Potash Corp. of Saskatchewan, Inc.	65,000	8,580,650
Terra Industries, Inc.	285,100	8,381,940

		34,689,908

Apparel Manufacturers — 1.1%
Under Armour, Inc., Class A†	454,700	14,441,272

Applications Software — 0.7%
Red Hat, Inc.†	630,900	9,507,663

Banks-Commercial — 0.8%
Julius Baer Holding AG (1)	218,150	10,725,351

Building-Heavy Construction — 0.3%
Chicago Bridge & Iron Co., NV	215,400	4,144,296

Cellular Telecom — 1.2%
MetroPCS Communications, Inc.†	1,112,733	15,567,134

Chemicals-Diversified — 1.5%
FMC Corp.	376,400	19,343,196

Coal — 0.9%
CONSOL Energy, Inc.	254,500	11,679,005

Commercial Services-Finance — 0.0%
Visa, Inc., Class A	7,400	454,286

Computers — 3.8%
Apple, Inc.†	175,700	19,970,062
Research In Motion, Ltd.†	427,300	29,184,590

		49,154,652

Computers-Integrated Systems — 1.1%
NCR Corp.†	618,700	13,642,335

E-Commerce/Services — 0.5%
Ctrip.com International, Ltd. ADR	168,300	6,498,063

Electronic Components-Semiconductors — 1.2%
Cavium Networks, Inc.†	437,300	6,157,184
MEMC Electronic Materials, Inc.†	316,600	8,947,116

		15,104,300

Electronic Measurement Instruments — 6.1%
FLIR Systems, Inc.†	1,331,900	51,171,598
Itron, Inc.†	302,000	26,736,060

		77,907,658

Enterprise Software/Service — 4.0%
Ariba, Inc.†	841,620	11,892,091
Autonomy Corp. PLC † (1)	826,400	15,193,648
Concur Technologies, Inc.†	275,400	10,536,804
SAP AG ADR	268,500	14,345,955

		51,968,498

Entertainment Software — 0.6%
Electronic Arts, Inc.†	222,600	8,233,974

Filtration/Separation Products — 0.5%
Pall Corp.	183,200	6,300,248

Finance-Investment Banker/Broker — 0.2%
The Goldman Sachs Group, Inc.	24,200	3,097,600

Finance-Other Services — 0.7%
The NASDAQ OMX Group†	313,700	9,589,809

Food-Misc. — 3.1%
Nestle SA (1)	418,589	18,104,837
Unilever NV	753,000	21,204,480

		39,309,317

Health Care Cost Containment — 1.1%
McKesson Corp.	260,000	13,990,600

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	212,100	6,736,296

Insurance-Multi-line — 1.6%
ACE, Ltd.	182,900	9,900,377
Assurant, Inc.	185,200	10,186,000

		20,086,377

Internet Security — 1.3%
McAfee, Inc.†	487,520	16,556,179

Machinery-General Industrial — 0.5%
The Manitowoc Co., Inc.	411,600	6,400,380

Machinery-Pumps — 1.1%
Flowserve Corp.	159,300	14,141,061

Marine Services — 0.5%
Aegean Marine Petroleum Network, Inc.	292,400	6,535,140

Medical Instruments — 5.3%
Beckman Coulter, Inc.	304,330	21,604,387
Intuitive Surgical, Inc.†	39,800	9,591,004
Medtronic, Inc.	329,600	16,512,960
St. Jude Medical, Inc.†	458,900	19,957,561

		67,665,912

Medical Products — 1.6%
Varian Medical Systems, Inc.†	355,200	20,292,576

Medical-Biomedical/Gene — 5.9%
Alexion Pharmaceuticals, Inc.†	427,800	16,812,540
Amgen, Inc.†	211,300	12,523,751
Amylin Pharmaceuticals, Inc.†	255,200	5,160,144
Charles River Laboratories International, Inc.†	409,100	22,717,323
Gilead Sciences, Inc.†	273,200	12,452,456
Sequenom, Inc.†	251,700	6,700,254

		76,366,468

Medical-Drugs — 6.3%
Abbott Laboratories	465,300	26,791,974
Auxilium Pharmaceuticals, Inc.†	633,300	20,518,920
Cephalon, Inc.†	230,100	17,830,449
Shionogi & Co., Ltd.(1)	796,000	16,106,299

		81,247,642

Metal-Iron — 0.6%
Cleveland-Cliffs, Inc.	155,100	8,210,994

Motion Pictures & Services — 1.2%
DreamWorks Animation SKG, Inc., Class A†	500,600	15,743,870

Networking Products — 1.9%
Atheros Communications, Inc.†	1,015,400	23,943,132

Non-Hazardous Waste Disposal — 1.2%
Republic Services, Inc.	514,400	15,421,712

Oil & Gas Drilling — 0.9%
Transocean, Inc.†	101,324	11,129,428

Oil Companies-Exploration & Production — 2.4%
Chesapeake Energy Corp.	302,300	10,840,478
Forest Oil Corp.†	200,000	9,920,000
OAO Gazprom ADR(1)	298,350	9,587,675

		30,348,153

Oil Companies-Integrated — 1.0%
Marathon Oil Corp.	316,800	12,630,816

Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	238,900	10,365,871

Physical Therapy/Rehabilitation Centers — 1.3%
Psychiatric Solutions, Inc.†	428,700	16,269,165

Power Converter/Supply Equipment — 2.5%
Sunpower Corp., Class A†	104,557	7,416,228
SunPower Corp., Class B†	165,100	11,400,155
Vestas Wind Systems A/S † (1)	153,100	13,327,964

		32,144,347

Research & Development — 2.2%
Pharmaceutical Product Development, Inc.	670,800	27,737,580

Retail-Apparel/Shoe — 1.5%
Aeropostale, Inc.†	479,200	15,387,112
The Children’s Place Retail Stores, Inc.†	113,700	3,791,895

		19,179,007

Retail-Discount — 1.5%
Big Lots, Inc.†	678,900	18,893,787

Retail-Restaurants — 1.6%
Burger King Holdings, Inc.	823,575	20,227,002

Retail-Sporting Goods — 2.4%
Dick’s Sporting Goods, Inc.†	1,442,700	28,248,066
Zumiez, Inc.†	193,532	3,189,407

		31,437,473

Schools — 1.2%
ITT Educational Services, Inc.†	195,800	15,842,178

Telecommunication Equipment — 1.3%
Nice Systems, Ltd. ADR†	592,742	16,146,292

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†	44,100	2,884,140

Therapeutics — 0.5%
Onyx Pharmaceuticals, Inc.†	162,100	5,864,778

Tobacco — 1.4%
Philip Morris International, Inc.	366,900	17,647,890

Toys — 2.6%
Marvel Entertainment, Inc.†	250,100	8,538,414
Nintendo Co., Ltd. (1)	58,800	24,477,557

		33,015,971

Web Hosting/Design — 1.8%
Equinix, Inc.†	333,100	23,137,126

Web Portals/ISP — 1.3%
NetEase.com, Inc. ADR†	742,000	16,917,600

Total Long-Term Investment Securities (cost $1,296,293,080)		1,196,623,777

REPURCHASE AGREEMENT — 4.7%
BNP Paribas SA Joint Repurchase Agreement (2) (cost $59,885,000)	$59,885,000	59,885,000

TOTAL INVESTMENTS (cost $1,356,178,080) (3)	97.8%	1,256,508,777
Other assets less liabilities	2.2	28,030,944

NET ASSETS	100.0%	$1,284,539,721

†	Non-income producing security

(1)	Security was valued using fair value procedures at September 30, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 2 for details of Joint Repurchase Agreement.

(3)	See Note 3 for cost of investments on a tax basis.
ADR – American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 90.4%
Coal — 5.2%
CONSOL Energy, Inc.	222,300	$10,201,347
Peabody Energy Corp.	191,600	8,622,000

		18,823,347

Diversified Minerals — 3.2%
Anglo American PLC(1)	85,488	2,857,983
Teck Cominco, Ltd.	104,200	2,958,820
Xstrata PLC(1)	184,170	5,700,888

		11,517,691

Metal-Aluminum — 1.3%
Alumina, Ltd.(1)	1,878,770	4,722,157

Metal-Diversified — 4.5%
Freeport-McMoRan Copper & Gold, Inc.	155,800	8,857,230
Vedanta Resources PLC(1)	360,187	7,478,093

		16,335,323

Mining — 5.9%
AngloGold Ashanti, Ltd. ADR	442,127	10,213,134
Barrick Gold Corp.	157,949	5,803,046
Gold Fields, Ltd.(1)	566,935	5,480,900

		21,497,080

Non-Ferrous Metals — 1.7%
Cameco Corp.	274,900	6,133,019

Oil & Gas Drilling — 1.2%
Transocean, Inc.†	40,445	4,442,479

Oil Companies-Exploration & Production — 29.8%
Canadian Natural Resources, Ltd.	272,200	18,670,989
Denbury Resources, Inc.†	258,100	4,914,224
Devon Energy Corp.	55,700	5,079,840
EnCana Corp.	254,382	16,244,116
EOG Resources, Inc.	220,800	19,752,768
Equitable Resources, Inc.	157,300	5,769,764
Newfield Exploration Co.†	129,200	4,133,108
Noble Energy, Inc.	71,900	3,996,921
OAO Gazprom ADR(1)	170,750	5,487,165
Penn West Energy Trust	98,300	2,369,030
Talisman Energy, Inc.	620,800	8,761,490
Ultra Petroleum Corp.†	54,800	3,032,632
XTO Energy, Inc.	222,727	10,361,260

		108,573,307

Oil Companies-Integrated — 23.5%
BP PLC ADR	214,800	10,776,516
ConocoPhillips	54,260	3,974,545
ENI SPA ADR	71,000	3,759,450
Exxon Mobil Corp.	165,284	12,835,955
LUKOIL ADR	101,000	5,938,800
Marathon Oil Corp.	110,300	4,397,661
Petro-Canada	157,400	5,235,574
Petroleo Brasileiro SA ADR	345,100	15,167,145
Royal Dutch Shell PLC ADR	73,100	4,313,631
Suncor Energy, Inc.	205,100	8,479,587
Total SA ADR	178,400	10,825,312

		85,704,176

Oil Refining & Marketing — 3.8%
Reliance Industries, Ltd. GDR *(1)	59,871	4,973,746
Valero Energy Corp.	293,200	8,883,960

		13,857,706

Oil-Field Services — 4.6%
Baker Hughes, Inc.	177,800	10,764,012
Halliburton Co.	190,700	6,176,773

		16,940,785

Platinum — 2.1%
Anglo American Platinum Corp., Ltd.(1)	84,446	7,656,288

Steel-Producers — 3.6%
ArcelorMittal	108,509	5,358,175
POSCO ADR	42,600	3,977,562
Sumitomo Metal Industries, Ltd.(1)	1,285,000	3,914,043

		13,249,780

Total Common Stock
(cost $247,947,146)		329,453,138

PREFERRED STOCK — 4.7%
Diversified Minerals — 4.4%
Cia Vale do Rio Doce ADR	893,200	15,809,640

Platinum — 0.3%
Anglo Platinum, Ltd. (Convertible) 6.38%(2)	37,751	1,207,631

Total Preferred Stock
(cost $4,065,353)		17,017,271

Total Long-Term Investment Securities
(cost $252,012,499)		346,470,409

REPURCHASE AGREEMENT — 1.9%
BNP Paribas SA Joint Repurchase Agreement (3)
(cost $7,100,000)	$7,100,000	7,100,000

TOTAL INVESTMENTS
(cost $259,112,499)(4)	97.0%	353,570,409
Other assets less liabilities	3.0	10,873,070

NET ASSETS	100.0%	$364,443,479

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $4,973,746 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at September 30, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Variable Rate Security — the rate reflected is as of September 30, 2008.

(3)	See Note 2 for details of Joint Repurchase Agreement.

(4)	See Note 3 for cost of investments on a tax basis.

ADR —	American Depository Receipt

GDR —	Global Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 60.5%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	1,535	$168,343

Agricultural Chemicals — 0.6%
Agrium, Inc.	2,395	134,312
Potash Corp. of Saskatchewan, Inc.	550	72,605

		206,917

Applications Software — 1.8%
Infosys Technologies, Ltd. ADR	2,570	85,607
Microsoft Corp.	19,710	526,060

		611,667

Athletic Footwear — 0.4%
NIKE, Inc., Class B	2,100	140,490

Banks-Commercial — 0.4%
Banco Itau Holding Financeira SA ADR	7,500	131,250

Banks-Super Regional — 3.2%
Bank of America Corp.	13,580	475,300
Capital One Financial Corp.	7,560	385,560
PNC Financial Services Group, Inc.	2,750	205,425

		1,066,285

Beverages-Non-alcoholic — 1.4%
PepsiCo, Inc.	6,635	472,876

Cellular Telecom — 0.5%
NII Holdings, Inc.†	4,265	161,729

Commercial Services-Finance — 1.0%
The Western Union Co.	14,050	346,613

Computers — 2.7%
Apple, Inc.†	450	51,147
Hewlett-Packard Co.	12,800	591,872
International Business Machines Corp.	2,180	254,973

		897,992

Computers-Memory Devices — 1.0%
EMC Corp.†	29,110	348,156

Consulting Services — 0.4%
Accenture Ltd., Class A	3,600	136,800

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	7,200	501,768

Diversified Manufacturing Operations — 2.1%
General Electric Co.	19,885	507,067
Honeywell International, Inc.	5,150	213,983

		721,050

Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	2,750	52,663

Electric-Integrated — 1.8%
American Electric Power Co., Inc.	8,450	312,904
Exelon Corp.	4,760	298,071

		610,975

Electronic Components-Semiconductors — 0.5%
Broadcom Corp., Class A†	2,700	50,301
Intel Corp.	6,900	129,237

		179,538

Electronic Connectors — 0.1%
Thomas & Betts Corp.†	600	23,442

Engineering/R&D Services — 0.7%
ABB, Ltd. ADR	8,700	168,780
McDermott International, Inc.†	2,100	53,655

		222,435

Enterprise Software/Service — 1.3%
BMC Software, Inc.†	2,125	60,839
Oracle Corp.†	18,745	380,711

		441,550

Finance-Investment Banker/Broker — 3.1%
Citigroup, Inc.	13,855	284,166
JPMorgan Chase & Co.	11,470	535,649
The Goldman Sachs Group, Inc.	1,630	208,640

		1,028,455

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	5,800	94,308

Human Resources — 0.3%
Manpower, Inc.	2,215	95,599

Insurance-Multi-line — 0.5%
ACE, Ltd.	2,865	155,082

Insurance-Property/Casualty — 0.2%
W.R. Berkley Corp.	2,400	56,520

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	4,800	83,712

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	5,350	112,243

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	4,405	262,538
Terex Corp.†	2,000	61,040

		323,578

Machinery-Pumps — 0.3%
Graco, Inc.	2,950	105,050

Medical Instruments — 1.9%
Medtronic, Inc.	10,525	527,302
St. Jude Medical, Inc.†	2,800	121,772

		649,074

Medical Products — 0.7%
Covidien, Ltd.	4,650	249,984

Medical-Biomedical/Gene — 2.0%
Amgen, Inc.†	6,490	384,662
Genzyme Corp.†	3,550	287,160

		671,822

Medical-Drugs — 2.1%
Abbott Laboratories	8,265	475,899
Eli Lilly & Co.	1,885	82,996
Merck & Co., Inc.	4,320	136,339

		695,234

Medical-HMO — 2.8%
Coventry Health Care, Inc.†	11,505	374,488
UnitedHealth Group, Inc.	15,990	405,986
WellPoint, Inc.†	3,500	163,695

		944,169

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	2,835	223,341

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,935	43,692

Metal-Diversified — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	4,375	248,719

Networking Products — 1.6%
Cisco Systems, Inc.†	23,145	522,151

Oil & Gas Drilling — 1.3%
Hercules Offshore, Inc.†	6,300	95,508
Noble Corp.	1,300	57,070
Transocean, Inc.†	2,682	294,591

		447,169

Oil Companies-Exploration & Production — 4.4%
Apache Corp.	6,380	665,306
Chesapeake Energy Corp.	2,660	95,388
EOG Resources, Inc.	3,510	314,005
Noble Energy, Inc.	2,100	116,739
St. Mary Land & Exploration Co.	3,700	131,905
Ultra Petroleum Corp.†	2,800	154,952

		1,478,295

Oil Companies-Integrated — 1.8%
Exxon Mobil Corp.	2,815	218,613
Hess Corp.	1,030	84,542
Marathon Oil Corp.	7,330	292,247

		595,402

Oil Field Machinery & Equipment — 0.8%
National-Oilwell Varco, Inc.†	5,250	263,708

Oil-Field Services — 0.2%
Halliburton Co.	2,410	78,060

Real Estate Investment Trusts — 1.1%
Simon Property Group, Inc.	3,640	353,080

Retail-Apparel/Shoe — 0.4%
Gymboree Corp.†	3,500	124,250

Retail-Discount — 1.3%
Wal-Mart Stores, Inc.	7,280	435,999

Retail-Drug Store — 0.2%
CVS Caremark Corp.	2,350	79,101

Retail-Office Supplies — 0.8%
Staples, Inc.	11,375	255,938

Retail-Regional Department Stores — 1.8%
Kohl’s Corp.†	13,485	621,389

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	17,690	276,672

Telecom Services — 0.3%
Amdocs, Ltd.†	3,600	98,568

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	356	797

Telephone-Integrated — 1.6%
AT&T, Inc.	18,865	526,711

Tobacco — 1.6%
Philip Morris International, Inc.	11,135	535,593

Transport-Rail — 0.1%
Union Pacific Corp.	550	39,138

Web Portals/ISP — 0.4%
Google, Inc., Class A†	325	130,169

Wireless Equipment — 0.7%
Nokia Oyj ADR	4,400	82,060
QUALCOMM, Inc.	3,580	153,833

		235,893

Total Common Stock (cost $22,663,363)		20,321,204

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.47% due 04/12/38(1)(2)	$25,000	22,589
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class A3 5.47% due 09/15/39(1)	40,000	36,006
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	10,707	10,694
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	32,096	31,789
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(3)(4)	41,184	35,496
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36(3)(4)	113,491	87,644

Total Asset Backed Securities (cost $262,412)		224,218

CORPORATE BONDS & NOTES — 8.5%
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	50,000	49,399

Airlines — 0.3%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	24,187
Southwest Airlines Co. Notes 5.75% due 12/15/16	50,000	47,540
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	29,002	27,555

		99,282

Applications Software — 0.1%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	46,968

Auto-Cars/Light Trucks — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	100,000	101,132
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	25,119

		126,251

Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	44,277

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Notes 4.65% due 02/15/13	20,000	20,299

Cable TV — 0.2%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.28% due 03/15/13	50,000	52,439
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	20,000	17,621

		70,060

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	50,000	48,484

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	31,924
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	96,934

		128,858

Electric-Integrated — 0.4%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	32,317

Duke Energy Carolinas LLC 1st. Refunding Mtg. 5.25% due 01/15/18	10,000	9,454

MidAmerican Energy Holdings Co. Bonds 6.13% due 04/01/36	40,000	33,643

Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	50,000	43,319

		118,733

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	55,000	34,890

Finance-Consumer Loans — 0.3%
Household Finance Corp. Notes 6.38% due 10/15/11	100,000	98,950

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	7,231

Finance-Investment Banker/Broker — 0.8%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	96,980

JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	30,259

Morgan Stanley Notes 5.45% due 01/09/17	100,000	62,031

The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	70,979

		260,249

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	100,000	92,764

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	75,000	75,393

Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	47,050

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	25,000	21,332

Insurance Brokers — 0.0%
Willis Group North America, Inc. Company Guar. Notes 5.63% due 07/15/15	15,000	13,708

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	44,748

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	75,393

MetLife, Inc. Senior Notes 5.00% due 06/15/15	50,000	45,610

		121,003

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Sub. Notes 7.88% due 10/15/26*	75,000	70,383

Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	46,421
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	104,196

		150,617

Insurance-Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.63% due 10/15/13	50,000	48,714

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	14,701

Medical-Drugs — 0.2%
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	60,000	58,022

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	50,000	47,799

Multimedia — 0.5%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	21,001
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	50,000	49,755
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	33,600
Viacom, Inc. Senior Notes 6.88% due 04/30/36	80,000	64,134

		168,490

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	40,000	39,098

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	50,000	42,566
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	50,000	45,459
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	31,977
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	35,504
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	8,935
Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	36,088
Simon Property Group LP Notes 6.10% due 05/01/16	80,000	73,032

		273,561

Retail-Building Products — 0.1%
Lowes Companies, Inc. Senior Notes 6.65% due 09/15/37	30,000	28,775

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	50,000	48,305

Telecom Services — 0.3%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	101,773

Telephone-Integrated — 0.2%
AT&T, Inc. Notes 6.45% due 06/15/34	40,000	34,321
AT&T, Inc. Notes 6.80% due 05/15/36	10,000	8,813
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,050
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	17,147

		64,331

Transport-Services — 0.5%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	91,006	93,367

United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	75,000	75,811

		169,178

Total Corporate Bonds & Notes (cost $3,147,657)		2,853,676

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	48,557

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.40% due 09/15/12	40,000	40,187

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13*	40,000	37,788

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	50,000	48,353
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	70,754

		119,107

Total Foreign Corporate Bonds & Notes (cost $286,456)		245,639

MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	63,046
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	50,598

Total Municipal Bonds & Notes (cost $119,871)		113,644

U.S. GOVERNMENT AGENCIES — 19.7%
Federal Home Loan Bank — 1.0%
4.00% due 09/06/13	350,000	346,892

Federal Home Loan Mtg. Corp. — 6.0%
4.50% due 09/01/35	122,313	115,896
5.00% due 10/01/35	99,285	96,868
5.00% due 12/01/35	170,465	166,317
5.00% due 06/01/36	344,863	336,578
5.00% due October TBA	275,000	267,867
5.50% due 01/01/36	236,343	235,423
6.00% due 10/01/36	231,671	234,740
6.00% due 12/01/36	207,107	209,850
6.50% due 08/01/25	23,395	24,255
6.50% due 09/01/25	4,976	5,159
6.50% due 10/01/25	40,656	42,149
6.50% due 11/01/25	26,104	27,062
6.50% due 10/01/36	227,247	233,306

		1,995,470

Federal National Mtg. Assoc. — 8.9%
4.50% due 09/01/35	80,365	76,139
4.63% due 10/15/13	250,000	257,360
5.00% due 03/01/19	417,120	417,189
5.00% due 04/01/19	76,833	76,846
5.00% due 07/01/33	36,613	35,790
5.00% due 03/01/34	83,651	81,772
5.00% due 09/01/34	53,045	51,804
5.00% due 08/01/35	176,462	172,222
5.00% due 06/01/38	321	306
5.50% due 11/01/33	327,452	327,508
5.50% due 05/01/37	305,852	305,266
6.00% due 10/01/37	343,100	347,894
6.00% due 12/01/37	807,369	818,651
6.50% due 08/01/28	20,131	20,851

		2,989,598

Government National Mtg. Assoc. — 3.7%
5.00% due 11/15/34	194,919	191,611
5.00% due 11/15/35	323,006	317,343
5.50% due 04/15/34	173,697	174,274
6.00% due 10/15/32	56,760	57,809
6.50% due 08/15/23	1,437	1,477
6.50% due 09/15/23	16,737	17,207
6.50% due 10/15/23	1,478	1,520
6.50% due 11/15/23	106,741	109,742
6.50% due 12/15/23	119,732	123,100
6.50% due 09/15/28	9,697	9,985
6.50% due 11/15/28	22,349	23,033
6.50% due 10/15/31	4,189	4,312
6.50% due 02/15/35	105,430	108,092
7.00% due 01/15/33	15,177	15,953
7.00% due 10/15/34	92,162	96,856

		1,252,314

Sovereign Agency — 0.1%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	20,826
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	20,763

		41,589

Total U.S. Government Agencies (cost $6,557,757)		6,625,863

U.S. GOVERNMENT TREASURIES — 5.1%
U.S. Treasury Notes — 5.1%
2.38% due 08/31/10	300,000	302,297
3.88% due 05/15/18	600,000	603,937
4.00% due 09/30/09	275,000	280,629
4.13% due 08/15/10	325,000	338,279
4.63% due 02/15/17	175,000	186,225

Total U.S. Government Treasuries (cost $1,687,854)		1,711,367

Total Long-Term Investment Securities (cost $34,725,370)		32,095,611

REPURCHASE AGREEMENT — 3.6%
BNP Paribas SA Joint Repurchase Agreement(5) (cost $1,220,000)	1,220,000	1,220,000

TOTAL INVESTMENTS (cost $35,945,370)(6)	99.2%	33,315,611
Other assets less liabilities	0.8	255,482

NET ASSETS	100.0%	$33,571,093

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $157,570 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Variable Rate Security – the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity.

(3)	Collateralized Mortgage Obligation

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(5)	See Note 2 for details of Joint Repurchase Agreement.

(6)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt

STRIPS	— Separate trading of registered interest and principal of securities.

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	September 30, 2008	(Depreciation)
11 Short	E-Mini S&P 500 Index	December 2008	$652,092	$642,950	$9,142
4 Short	U.S. Treasury 10 Year Note	December 2008	463,262	458,500	4,762
6 Long	CBT 5 Year Note	December 2008	679,827	673,405	(6,422)

					$7,482

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount(3)	(Note 1)

COMMON STOCK — 62.4%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	2,500	$71,275

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	3,000	329,010

Agricultural Chemicals — 0.6%
Monsanto Co.	1,100	108,878
Terra Industries, Inc.	1,800	52,920
Yara International ASA(1)	500	17,552

		179,350

Airlines — 0.4%
British Airways PLC(1)	7,350	22,147
Ryanair Holdings PLC ADR†	3,600	80,748

		102,895

Apparel Manufacturers — 0.2%
Under Armour, Inc., Class A†	1,900	60,344

Applications Software — 0.4%
Red Hat, Inc.†	6,900	103,983

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.†	36,144	187,949

Auto/Truck Parts & Equipment-Original — 0.5%
Denso Corp. (1)	5,900	144,903

Banks-Commercial — 3.9%
Banco Bilbao Vizcaya Argentaria SA(1)	4,122	66,822
BNP Paribas SA(1)	1,116	107,285
HSBC Holdings PLC(1)	16,400	265,595
Julius Baer Holding AG(1)	4,768	234,419
Societe Generale(1)	1,238	112,379
Standard Chartered PLC(1)	3,095	75,178
Sumitomo Mitsui Financial Group, Inc. (1)	43	269,390

		1,131,068

Banks-Super Regional — 0.7%
Bank of America Corp.	5,400	189,000

Brewery — 0.9%
SABMiller PLC(1)	13,318	260,148

Cellular Telecom — 1.0%
MetroPCS Communications, Inc.†	3,300	46,167
MTN Group, Ltd.(1)	2,807	39,753
Vodafone Group PLC(1)	96,204	212,534

		298,454

Chemicals-Diversified — 0.2%
FMC Corp.	1,200	61,668

Coal — 0.2%
CONSOL Energy, Inc.	1,100	50,479

Commercial Services-Finance — 0.4%
Visa, Inc., Class A	1,900	116,641

Computers — 0.5%
Apple, Inc.†	1,200	136,392

Computers-Integrated Systems — 0.2%
NCR Corp.†	2,500	55,125

Cosmetics & Toiletries — 1.0%
L’Oreal SA(1)	2,876	284,002

Decision Support Software — 0.3%
MSCI, Inc., Class A†	3,600	86,400

Distribution/Wholesale — 0.2%
Wolseley PLC(1)	7,257	55,268

Diversified Manufacturing Operations — 1.5%
Danaher Corp.	3,300	229,020
Honeywell International, Inc.	2,200	91,410
Siemens AG(1)	1,142	107,182

		427,612

Diversified Minerals — 1.1%
BHP Billiton PLC(1)	10,878	246,065
Xstrata PLC(1)	2,582	79,924

		325,989

E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR	2,600	100,386

Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,700	69,343

Electric-Integrated — 1.3%
Exelon Corp.	3,000	187,860
FPL Group, Inc.	2,500	125,750
Northeast Utilities	2,900	74,385

		387,995

Electronic Components-Semiconductors — 0.2%
MEMC Electronic Materials, Inc.†	2,200	62,172

Electronic Measurement Instruments — 1.1%
FLIR Systems, Inc.†	6,200	238,204
Itron, Inc.†	900	79,677

		317,881

Enterprise Software/Service — 1.3%
Autonomy Corp. PLC†(1)	4,300	79,057
Concur Technologies, Inc.†	2,500	95,650
SAP AG(1)	3,801	204,106

		378,813

Finance-Investment Banker/Broker — 1.6%
Citigroup, Inc.	2,400	49,224
JPMorgan Chase & Co.	1,600	74,720
The Goldman Sachs Group, Inc.	900	115,200
UBS AG(1)	13,700	236,836

		475,980

Finance-Other Services — 1.1%
Deutsche Boerse AG(1)	2,404	219,166
MF Global, Ltd.†	2,700	11,718
The NASDAQ OMX Group†	2,700	82,539

		313,423

Food-Misc. — 2.7%
Groupe Danone(1)	3,280	232,420
Nestle SA(1)	10,506	454,406
Unilever NV	3,200	90,112

		776,938

Health Care Cost Containment — 1.4%
McKesson Corp.	7,700	414,337

Hotel/Motels — 0.4%
Shangri-La Asia, Ltd.	79,333	113,830

Insurance-Life/Health — 0.5%
China Life Insurance Co., Ltd., Class H	39,000	144,392

Insurance-Multi-line — 0.8%
Aegon NV(1)	6,338	56,643

Allianz SE(1)	995	136,845
Assurant, Inc.	900	49,500

		242,988

Internet Security — 0.8%
McAfee, Inc.†	5,100	173,196
VeriSign, Inc.†	2,000	52,160

		225,356

Investment Management/Advisor Services — 0.4%
Invesco, Ltd.	6,031	126,530

Machinery-Pumps — 0.3%
Flowserve Corp.	900	79,893

Marine Services — 0.2%
Aegean Marine Petroleum Network, Inc.	3,200	71,520

Medical Instruments — 0.5%
Medtronic, Inc.	1,100	55,110
St. Jude Medical, Inc.†	2,200	95,678

		150,788

Medical Products — 1.8%
Becton Dickinson & Co.	3,800	304,988
Johnson & Johnson	2,200	152,416
Varian Medical Systems, Inc.†	1,000	57,130

		514,534

Medical-Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	1,800	70,740
Amylin Pharmaceuticals, Inc.†	1,800	36,396
Charles River Laboratories International, Inc.†	1,800	99,954
Genentech, Inc.†	2,900	257,172
Genzyme Corp.†	3,300	266,937
Gilead Sciences, Inc.†	2,800	127,624

		858,823

Medical-Drugs — 4.8%
Abbott Laboratories	2,000	115,160
AstraZeneca PLC(1)	4,527	198,114
Auxilium Pharmaceuticals, Inc.†	1,600	51,840
Cephalon, Inc.†	1,300	100,737
Eisai Co., Ltd. (1)	2,500	97,180
Eli Lilly & Co.	2,700	118,881
Roche Holding AG(1)	1,419	221,203
Schering-Plough Corp.	12,000	221,640
Shionogi & Co., Ltd.(1)	3,000	60,702
Wyeth	5,200	192,088

		1,377,545

Medical-Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	7,400	338,846

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	600	31,764

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	2,500	78,625

Networking Products — 1.1%
Atheros Communications, Inc.†	2,300	54,234
Cisco Systems, Inc.†	11,800	266,208

		320,442

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,800	83,944

Office Automation & Equipment — 0.7%
Canon, Inc.(1)	5,100	190,674

Oil & Gas Drilling — 0.2%
Transocean, Inc.†	629	69,089

Oil Companies-Exploration & Production — 3.1%
Canadian Natural Resources, Ltd	4,000	274,371
Chesapeake Energy Corp.	3,000	107,580
EOG Resources, Inc.	2,700	241,542
Forest Oil Corp.†	1,100	54,560
OAO Gazprom ADR (New York shares)	1,800	55,710
OAO Gazprom ADR (London shares)(1)	750	24,102
Occidental Petroleum Corp.	2,100	147,945

		905,810

Oil Companies-Integrated — 1.2%
Hess Corp.	2,000	164,160
Marathon Oil Corp.	1,200	47,844
OMV AG(1)	3,341	140,180

		352,184

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd., Class A ADR	2,000	67,460

Pipelines — 0.4%
El Paso Corp.	8,600	109,736

Platinum — 0.4%
Impala Platinum Holdings, Ltd.(1)	5,129	104,182

Power Converter/Supply Equipment — 0.4%
Sunpower Corp., Class A†	800	56,744
Vestas Wind Systems A/S†(1)	700	60,938

		117,682

Private Corrections — 0.5%
Corrections Corp. of America†	5,500	136,675

Real Estate Management/Services — 0.2%
Mitsubishi Estate Co., Ltd.(1)	3,000	58,955

Real Estate Operations & Development — 0.9%
British Land Co. PLC(1)	9,422	126,049
Brookfield Asset Management, Inc. Class A	4,500	123,480

		249,529

Research & Development — 0.4%
Pharmaceutical Product Development, Inc.	2,600	107,510

Retail-Apparel/Shoe — 0.3%
Aeropostale, Inc.†	1,700	54,587
The Children’s Place Retail Stores, Inc.†	1,000	33,350

		87,937

Retail-Discount — 0.2%
Big Lots, Inc.†	2,500	69,575

Retail-Restaurants — 0.2%
Burger King Holdings, Inc.	2,700	66,312

Retail-Sporting Goods — 0.4%
Dick’s Sporting Goods, Inc.†	6,000	117,480

Rubber-Tires — 0.4%
Compagnie Generale des Etablissements Michelin, Class B(1)	1,799	118,031

Semiconductor Equipment — 0.9%
ASML Holding NV(1)	4,866	86,885
Lam Research Corp.†	5,300	166,897

		253,782

Soap & Cleaning Preparation — 0.9%
Reckitt Benckiser Group PLC(1)	5,353	259,183

Telecommunication Equipment — 0.3%
Nice Systems, Ltd. ADR†	2,700	73,548

Telephone-Integrated — 1.7%
France Telecom SA(1)	8,968	251,140
Koninklijke KPN NV(1)	16,021	230,917

		482,057

Tobacco — 2.1%
Altria Group, Inc.	11,800	234,112
Japan Tobacco, Inc.(1)	81	304,953
Philip Morris International, Inc.	1,500	72,150

		611,215

Toys — 0.5%
Marvel Entertainment, Inc.†	2,200	75,108
Nintendo Co., Ltd.(1)	200	83,257

		158,365

Transport-Rail — 0.5%
East Japan Railway Co. (1)	18	134,182

Web Hosting/Design — 0.3%
Equinix, Inc.†	1,400	97,244

Web Portals/ISP — 0.3%
NetEase.com, Inc. ADR†	3,900	88,920

Wireless Equipment — 0.9%
Nokia Oyj(1)	10,779	200,950
QUALCOMM, Inc.	1,100	47,267

		248,217

Total Common Stock
(cost $20,979,285)		18,050,577

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(6) (cost $0)	1,125	0

ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	23,512
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		25,000	24,638
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 2.60% due 07/15/42(4)(5)		23,726	22,709

Total Asset Backed Securities
(cost $74,368)			70,859

CORPORATE BONDS & NOTES — 1.1%
Cable TV — 0.3%
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09		95,000	95,937

Food-Misc. — 0.2%
Kellogg Co. Senior Notes 4.25% due 03/06/13		50,000	48,238

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18		40,000	37,977

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 3.22% due 09/15/09(5)		50,000	49,411
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(2)(6)		130,000	0
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18		30,000	26,518

			75,929

Oil Companies-Integrated — 0.2%
ConocoPhillips Australia Funding Co. Company Guar. Notes 2.89% due 04/09/09(5)		53,000	52,482

Total Corporate Bonds & Notes
(cost $384,697)			310,563

FOREIGN CORPORATE BONDS & NOTES — 0.9%
Banks-Special Purpose — 0.7%
KfW Bankengruppe Govt. Guar. Notes 4.38% due 10/11/13	EUR	75,000	104,847

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 7.50% due 08/26/11	AUD	115,000	93,736

			198,583

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(6)		50,000	0

Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 5.40% due 09/15/12		50,000	50,234

Total Foreign Corporate Bonds & Notes
(cost $261,523)			248,817

FOREIGN GOVERNMENT AGENCIES — 27.2%
Sovereign — 27.2%
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	12,000	16,427
Federal Republic of Germany Bonds 3.75% due 01/04/09	EUR	300,000	422,948
Federal Republic of Germany Bonds Series 05 4.00% due 01/04/37	EUR	205,000	261,159
Federal Republic of Germany Bonds 5.38% due 01/04/10	EUR	20,000	28,813
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	200,000	286,656
Government of Australia Bonds 5.75% due 06/15/11	AUD	515,000	413,657
Government of Australia Bonds 6.00% due 02/15/17	AUD	455,000	375,273
Government of Canada Bonds 4.25% due 09/01/09	CAD	275,000	261,943
Government of Canada Bonds 4.50% due 06/01/15	CAD	125,000	124,921
Government of Canada Bonds 5.75% due 06/01/29	CAD	45,000	50,801
Government of Canada Bonds 5.75% due 06/01/33	CAD	120,000	138,418
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	238,171
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,900,000	104,024
Government of Japan Bonds 1.50% due 03/20/14	JPY	9,300,000	89,381
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	379,333
Government of Poland Bonds 5.75% due 09/23/22	PLN	175,000	72,394
Government of Poland Bonds 6.00% due 11/24/09	PLN	1,325,000	547,135
Government of Poland Bonds 6.25% due 10/24/15	PLN	250,000	105,545
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,200,000	880,540
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	60,000	85,722
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	402,798
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,830,000	338,708
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	64,556
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	330,000	77,966
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	700,000	116,187
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	333,353
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,340,000	433,167
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,375,000	357,461
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	790,000	126,753
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	556,553
Republic of Austria Notes 4.30% due 07/15/14	EUR	86,000	121,937
Republic of France Bonds 4.75% due 10/25/12	EUR	15,000	21,729

Trinidad & Tobago Government International Bond Notes 9.88% due 10/01/09		45,000	47,025

Total Foreign Government Agencies
(cost $7,334,261)			7,881,454

FOREIGN GOVERNMENT TREASURIES — 2.5%
Sovereign — 2.5%
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	135,000	228,789
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	65,000	118,540
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	101,806
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	80,000	146,179
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	130,312

Total Foreign Government Treasuries
(cost $788,752)			725,626

U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Mtg. Corp. — 0.4%
5.50% due October TBA		123,000	122,346

Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	24,988
7.57% due 04/01/10		3,481	3,567

			28,555

Total U.S. Government Agencies
(cost $153,459)			150,901

U.S. GOVERNMENT TREASURIES — 2.5%
U.S. Treasury Bonds — 0.0%
4.50% due 05/15/38		5,000	5,162

U.S. Treasury Notes — 2.5%
3.88% due 05/15/18		105,000	105,689
4.00% due 02/15/14		400,000	420,406
4.38% due 08/15/12		100,000	106,492
5.13% due 06/30/11		80,000	86,319

			718,906

Total U.S. Government Treasuries
(cost $710,654)			724,068

Total Long-Term Investment Securities
(cost $30,686,999)			28,162,865

REPURCHASE AGREEMENT — 1.9%
BNP Paribas SA Joint Repurchase Agreement(7)
(cost $535,000)		535,000	535,000

TOTAL INVESTMENTS
(cost $31,221,999)(8)		99.2%	28,697,865

Other assets less liabilities		0.8	240,817

NET ASSETS		100.0%	$28,938,682

†	Non-income producing security

(1)	Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security; at September 30, 2008, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	Denominated in United States dollars unless otherwise indicated.

(4)	Commercial Mortgage Backed Security

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(6)	Fair valued security; see Note 1

(7)	See Note 2 for details of Joint Repurchase Agreements.

(8)	See Note 3 for cost of investments on a tax basis

ADR —	American Depository Receipt

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Foreign Bond Forward Contracts

					Gross
	Principal	Delivery	Value at	Value as of	Unrealized
Description	Amount	Date	Trade Date	September 30, 2008	Appreciation

Japanese Government Bond Series 99 2.10% due 12/20/27	JPY 8,550,000	11/14/2008	79,223	81,023	$1,800
Japanese Government Bond Series 259 1.50% due 03/03/14	JPY 136,450,000	11/14/2008	1,288,281	1,309,410	21,129
Japanese Government Bond Series 270 0.90% due 07/15/10	JPY 11,100,000	11/14/2008	103,205	104,980	1,775
Japanese Government Bond Series 63 1.20% due 03/20/12	JPY 27,000,000	10/14/2008	251,037	255,652	4,615
Japanese Government Bond Series 286 1.80% due 06/20/17	JPY 23,700,000	11/14/2008	227,239	232,070	4,831
Japanese Government Bond Series 63 1.20% due 03/20/12	JPY (13,600,000)	10/14/2008	(129,014)	(124,891)	4,123
Japanese Government Bond Series 259 1.50% due 03/03/14	JPY (119,000,000)	11/14/2008	(1,392,958)	(1,368,440)	24,518

Net Unrealized Appreciation					$62,791

Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	September 30, 2008	(Depreciation)

6 Short	U.S. Treasury 10 Year Note	December 2008	$694,904	$687,750	$7,154
8 Short	U.S. Treasury 5 Year Note	December 2008	894,233	897,875	(3,642)
2 Short	90 Day Euro Dollar	December 2008	485,601	482,725	2,876
3 Long	U.S. Treasury 2 Year Note	December 2008	640,507	640,313	(194)
4 Short	CME E-Mini S&P500 Index	December 2008	241,961	233,800	8,161
1 Long	LIFFE Long Gilt	December 2008	201,397	199,902	(1,495)
1 Short	Canadian 10 Year Note	December 2008	112,759	110,205	2,554
4 Long	Euro-Bobl	December 2008	614,473	616,445	1,972
6 Long	Euro-Shatz	December 2008	873,069	879,704	6,635
1 Long	Dow Jones Euro Stoxx 50	December 2008	43,560	43,010	(550)

					$23,471

Open Forward Foreign Currency Contracts

					Gross
Contract		In		Delivery	Unrealized
to Deliver		Exchange For		Date	Appreciation

* AUD	3,554,000	USD	2,871,104	12/17/2008	$72,807
* BRL	65,000	USD	35,646	12/17/2008	2,014
* CHF	2,316,000	USD	2,085,254	12/17/2008	9,908
CNY	3,492,000	USD	510,975	12/17/2008	5,498
* DKK	4,965,000	USD	960,446	12/17/2008	19,960
* EGP	1,475,000	USD	273,561	10/09/2008	4,099
* EUR	534,000	USD	759,732	01/09/2009	5,483
JPY	22,289,000	USD	213,476	01/09/2009	940
* KRW	191,323,000	USD	175,220	12/17/2008	15,812
* NOK	6,079,000	USD	1,054,822	12/17/2008	24,943
* RON	1,939,000	USD	741,600	12/17/2008	25,563
* SEK	7,962,000	USD	1,187,959	12/17/2008	37,036
* SGD	1,298,000	USD	910,826	12/17/2008	4,186
* TWD	28,910,000	USD	972,969	12/17/2008	74,873
* USD	699,425	CAD	743,000	12/17/2008	428
USD	180,810	CAD	194,000	01/09/2009	2,037
* USD	16,872	DKK	90,000	12/17/2008	177
* USD	142,461	EUR	101,000	01/09/2009	197
* USD	183,570	GBP	105,000	12/05/2008	3,597
* USD	770,118	GBP	436,000	12/17/2008	7,128
* USD	239,653	ILS	850,000	12/17/2008	4,706
USD	164,018	INR	7,740,000	10/24/2008	804
* USD	1,970,242	JPY	210,250,000	12/17/2008	28,487
* USD	14,323	PLN	35,000	12/17/2008	174

* ZAR	2,387,000	USD	288,168	12/17/2008	4,781

					$355,638

					Gross
Contract		In		Delivery	Unrealized
to Deliver		Exchange For		Date	Depreciation

* CAD	1,638,000	USD	1,534,673	12/17/2008	$(8,205)
* EUR	1,707,000	USD	2,409,778	12/17/2008	(1,102)
* GBP	105,000	USD	185,592	12/05/2008	(1,575)
* GBP	896,000	USD	1,585,934	12/17/2008	(11,343)
* GBP	229,000	USD	401,437	01/09/2009	(6,714)
* ILS	1,700,000	USD	475,890	12/17/2008	(12,828)
* JPY	149,603,000	USD	1,403,026	12/17/2008	(19,167)
* PLN	2,828,000	USD	1,156,963	12/17/2008	(14,417)
USD	91,929	AED	332,000	06/04/2009	(1,451)
* USD	2,572,326	AUD	3,172,000	12/17/2008	(74,803)
* USD	251,448	BRL	434,000	12/17/2008	(26,890)
* USD	1,264,376	CHF	1,407,000	12/17/2008	(3,577)
USD	201,258	CHF	224,000	01/09/2009	(255)
USD	320,218	CNY	2,202,000	01/09/2009	(1,814)
* USD	217,972	EGP	1,175,000	10/09/2008	(3,315)
* USD	1,462,245	EUR	1,030,000	12/17/2008	(7,525)
* USD	149,717	GBP	81,000	01/09/2009	(5,349)
* USD	468,823	KRW	517,580,000	12/17/2008	(37,581)
* USD	90,344	NOK	530,000	12/17/2008	(553)
USD	3,356	PEN	10,000	12/17/2008	(23)
* USD	471,630	RON	1,232,000	12/17/2008	(16,675)
USD	20,705	RUB	536,000	12/17/2008	(25)
USD	90,958	SAR	338,000	06/04/2009	(773)
* USD	298,938	SEK	2,006,000	12/17/2008	(8,968)
* USD	17,524	SGD	25,000	12/17/2008	(62)
USD	244,624	TWD	7,850,000	10/24/2008	(1,004)
* USD	955,456	TWD	28,910,000	12/17/2008	(57,360)
* USD	303,871	ZAR	2,489,000	12/17/2008	(8,375)

					$(331,729)

Net Unrealized Appreciation (Depreciation)					$23,909

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AED — United Arab Emirates Dirham	GBP — British Pound Sterling	RUB — Russian Ruble
AUD — Australian Dollar	ILS — Israeli Shekel	SAR — Saudi Riyal
BRL — Brazilian Real	INR — Indian Rupee	SEK — Swedish Krona
CAD — Canadian Dollar	JPY — Japanese Yen	SGD — Singapore Dollar
CHF — Swiss Franc	KRW — South Korean Won	TWD — Taiwan Dollar
CNY — Yuan (Chinese) Renminbi	NOK — Norwegian Krone	USD — United States Dollar
DKK — Danish Krone	PEN — Peruvian Nouveu Sol	ZAR — South African Rand
EGP — Egyptian Pound	PLN — Polish Zloty
EUR — Euro	RON — New Romanian Leu
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2008 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
      Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market Portfolios’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolios’ market-based net asset value per share deviates from the Portfolios’ amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008, for shadow pricing purposes the Funds may value certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at market-based value through January 12, 2009, or such later date as may be permitted based on SEC or staff guidance.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of September 30, 2008:

			Government and
	Money Market Portfolio		Quality Bond Portfolio		Asset Allocation Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$—	$—	$140,419,368	$—	$182,719,714	$—
Level 2 - Other Significant Observable Inputs	14,364,797	—	1,178,982,006	—	117,843,233	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	3	—

Total	$14,364,797	$—	$1,319,401,374	$—	$300,562,950	$—

	Growth and Income Portfolio		Growth Portfolio		Capital Appreciation Portfolio
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$10,863,955	$—	$542,026,078	$—	$1,089,100,447	$—
Level 2 - Other Significant Observable Inputs	395,000	—	13,995,000	—	167,408,330	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$11,258,955	$—	$556,021,078	$—	$1,256,508,777	$—

	Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$298,199,146	$—	$22,032,571	$7,482	$11,344,622	$110,171
Level 2 - Other Significant Observable Inputs	55,371,263	—	11,283,040	—	17,353,243	—
Level 3 - Significant Unobservable Inputs.	—	—	—	—	0	—

Total	$353,570,409	$—	$33,315,611	$7,482	$28,697,865	$110,171

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation Fund		Strategic Multi-Asset Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments*	in Securities	Instruments*
Balance as of 12/31/2007	$3	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 9/30/2008	$3	$—	$0	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Note 2. Repurchase Agreements: As of September 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Interest	Amount
Government and Quality Bond	14.26%	$14,770,000
Growth and Income	0.38	395,000
Growth	13.51	13,995,000
Capital Appreciation	57.81	59,885,000
Natural Resources	6.85	7,100,000
Multi-Asset	1.18	1,220,000
Strategic Multi-Asset	0.52	535,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
BNP Paribas SA, dated September 30, 2008, bearing interest at a rate of 0.15% per annum, with a principal amount of $103,590,000, a repurchase price of $103,590,432, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	7.13%	02/15/23	$79,745,000	$105,669,003
Note 3. Federal Income Taxes: As of September 30, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	$—	$—	$—	$14,364,797
Government and Quality Bond	14,160,747	(34,704,127)	(20,543,380)	1,339,944,754
Asset Allocation	10,970,502	(27,086,002)	(16,115,500)	316,678,450
Growth and Income	161,178	(1,512,654)	(1,351,476)	12,610,431
Growth	11,370,235	(77,383,462)	(66,013,227)	622,034,305
Capital Appreciation	76,052,458	(178,421,363)	(102,368,905)	1,358,877,682
Natural Resources	121,613,331	(27,155,421)	94,457,910	259,112,499
Multi-Asset	548,942	(3,306,676)	(2,757,734)	36,073,345
Strategic Multi-Asset	783,926	(3,400,392)	(2,616,466)	31,314,331

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual Reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	November 26, 2008

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	November 26, 2008